Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2022
COI-NPRT3-0422
1.9887941.103
Nonconvertible Bonds - 10.3%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
Altice France SA:
5.125% 1/15/29 (b)		720,000	653,400
8.125% 2/1/27 (b)		325,000	342,128
AT&T, Inc.:
2.55% 12/1/33		2,825,000	2,620,259
3.8% 12/1/57		39,772,000	37,314,202
4.3% 2/15/30		3,992,000	4,345,932
4.75% 5/15/46		41,310,000	45,802,857
4.9% 6/15/42		6,909,000	7,635,482
5.55% 8/15/41		12,537,000	14,916,318
6.2% 3/15/40		2,303,000	2,808,388
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,246,000	1,286,470
Frontier Communications Holdings LLC 5.875% 10/15/27 (b)		235,000	238,323
Iliad SA 1.5% 10/14/24 (Reg. S)	EUR	5,600,000	6,047,380
Level 3 Financing, Inc.:
3.625% 1/15/29 (b)		85,000	74,449
4.25% 7/1/28 (b)		2,240,000	2,068,394
Lumen Technologies, Inc.:
4.5% 1/15/29 (b)		280,000	234,342
5.125% 12/15/26 (b)		2,190,000	2,037,499
5.625% 4/1/25		1,450,000	1,441,724
6.875% 1/15/28		40,000	38,562
Sable International Finance Ltd. 5.75% 9/7/27 (b)		2,332,000	2,380,098
Sprint Capital Corp.:
6.875% 11/15/28		5,880,000	6,982,324
8.75% 3/15/32		1,315,000	1,824,563
Telecom Italia Capital SA:
6% 9/30/34		286,000	271,700
7.2% 7/18/36		1,635,000	1,659,525
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		800,000	792,000
Verizon Communications, Inc.:
2.987% 10/30/56		1,378,000	1,174,923
4.329% 9/21/28		10,293,000	11,207,907
5.012% 4/15/49		129,000	155,990
Virgin Media Finance PLC 5% 7/15/30 (b)		636,000	597,840
			156,952,979
Entertainment - 0.1%
Roblox Corp. 3.875% 5/1/30 (b)		670,000	637,086
The Walt Disney Co.:
2.2% 1/13/28		10,316,000	10,105,450
2.65% 1/13/31		13,000,000	12,874,597
			23,617,133
Interactive Media & Services - 0.0%
Twitter, Inc. 3.875% 12/15/27 (b)		510,000	501,394
Media - 0.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		1,330,000	1,339,283
Altice Financing SA:
5% 1/15/28 (b)		225,000	202,741
5.75% 8/15/29 (b)		1,500,000	1,366,875
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)		940,000	880,724
4.5% 8/15/30 (b)		435,000	418,940
4.5% 5/1/32		2,380,000	2,261,000
4.5% 6/1/33 (b)		500,000	468,750
5% 2/1/28 (b)		2,401,000	2,415,634
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31		25,100,000	23,246,959
3.7% 4/1/51		20,100,000	16,862,990
4.464% 7/23/22		5,986,000	6,029,798
4.8% 3/1/50		10,000,000	9,778,891
4.908% 7/23/25		4,642,000	4,920,670
5.375% 5/1/47		41,310,000	43,592,821
5.75% 4/1/48		18,275,000	20,200,688
Comcast Corp.:
3.75% 4/1/40		1,000,000	1,009,756
4.65% 7/15/42		2,578,000	2,921,074
CSC Holdings LLC:
4.125% 12/1/30 (b)		510,000	457,939
4.625% 12/1/30 (b)		410,000	341,685
5.5% 4/15/27 (b)		564,000	562,590
5.75% 1/15/30 (b)		875,000	773,710
6.5% 2/1/29 (b)		1,500,000	1,518,750
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		925,000	379,250
Discovery Communications LLC:
3.625% 5/15/30		6,407,000	6,442,298
4.65% 5/15/50		17,335,000	17,721,009
Fox Corp.:
5.476% 1/25/39		2,264,000	2,639,563
5.576% 1/25/49		1,502,000	1,807,118
Gray Television, Inc. 4.75% 10/15/30 (b)		245,000	229,738
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	1,400,000	1,572,117
Lamar Media Corp. 3.625% 1/15/31		515,000	483,454
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		225,000	210,857
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		275,000	253,349
4.125% 7/1/30 (b)		10,000,000	9,452,200
5% 8/1/27 (b)		375,000	380,076
5.5% 7/1/29 (b)		2,890,000	2,955,025
Tegna, Inc.:
4.625% 3/15/28		915,000	914,387
5% 9/15/29		115,000	114,684
Time Warner Cable LLC:
4.5% 9/15/42		886,000	834,754
5.5% 9/1/41		1,530,000	1,630,923
5.875% 11/15/40		8,089,000	9,051,127
6.55% 5/1/37		5,846,000	7,026,191
6.75% 6/15/39		4,614,000	5,600,362
7.3% 7/1/38		3,785,000	4,737,659
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)		415,000	414,624
VZ Secured Financing BV 5% 1/15/32 (b)		1,090,000	1,040,950
Ziggo Bond Co. BV 5.125% 2/28/30 (b)		540,000	503,550
Ziggo BV 4.875% 1/15/30 (b)		550,000	524,662
			218,492,195
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA:
4.5% 4/27/31 (b)		7,026,000	6,541,206
5.125% 1/15/28 (b)		540,000	527,108
T-Mobile U.S.A., Inc.:
2.875% 2/15/31		695,000	652,132
3.75% 4/15/27		10,840,000	11,255,163
3.875% 4/15/30		22,877,000	23,656,904
4.5% 4/15/50		4,597,000	4,792,648
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (c)	GBP	1,100,000	1,477,536
6.25% 10/3/78 (Reg. S) (c)		1,445,000	1,495,575
			50,398,272
TOTAL COMMUNICATION SERVICES			449,961,973
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
Allison Transmission, Inc. 3.75% 1/30/31 (b)		615,000	571,181
Dana, Inc. 4.5% 2/15/32		275,000	258,156
Valeo SA 1% 8/3/28 (Reg. S)	EUR	1,100,000	1,116,661
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	1,400,000	1,441,542
			3,387,540
Automobiles - 0.2%
General Motors Co. 5.4% 10/2/23		18,263,000	19,187,267
General Motors Financial Co., Inc.:
3.7% 5/9/23		8,751,000	8,908,508
4.25% 5/15/23		1,359,000	1,398,215
Thor Industries, Inc. 4% 10/15/29 (b)		355,000	323,938
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (b)		10,524,000	10,562,277
3.125% 5/12/23 (b)		9,168,000	9,300,406
3.35% 5/13/25 (b)		14,765,000	15,079,473
			64,760,084
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		825,000	737,905
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		765,000	774,467
Service Corp. International 5.125% 6/1/29		970,000	994,250
			2,506,622
Hotels, Restaurants & Leisure - 0.1%
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	800,000	862,340
Aramark Services, Inc.:
5% 2/1/28 (b)		3,530,000	3,536,301
6.375% 5/1/25 (b)		1,890,000	1,957,095
Carnival Corp.:
7.625% 3/1/26 (b)		770,000	791,552
10.5% 2/1/26 (b)		1,105,000	1,240,363
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		660,000	627,396
3.75% 5/1/29 (b)		700,000	675,500
4% 5/1/31 (b)		1,535,000	1,500,332
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		164,000	167,485
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	2,335,000	3,154,643
Melco Resorts Finance Ltd.:
4.875% 6/6/25 (b)		750,000	714,938
5.375% 12/4/29 (b)		260,000	225,631
5.75% 7/21/28 (b)		390,000	352,463
MGM Resorts International 5.75% 6/15/25		820,000	849,725
NCL Corp. Ltd. 5.875% 2/15/27 (b)		365,000	364,790
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)		245,000	240,678
5.5% 4/1/28 (b)		755,000	739,968
9.125% 6/15/23 (b)		130,000	135,688
11.5% 6/1/25 (b)		325,000	357,906
Starbucks Corp. 1.3% 5/7/22		5,502,000	5,504,885
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	2,360,000	3,048,642
3.375% 10/16/25 (Reg. S)	GBP	3,355,000	4,569,855
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)		290,000	285,650
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)		645,000	654,149
Yum! Brands, Inc. 3.625% 3/15/31		358,000	334,526
			32,892,501
Household Durables - 0.2%
Century Communities, Inc. 3.875% 8/15/29 (b)		325,000	301,327
D.R. Horton, Inc. 1.3% 10/15/26		15,859,000	14,925,325
Lennar Corp.:
4.75% 11/29/27		9,429,000	10,250,468
5% 6/15/27		12,243,000	13,282,196
5.25% 6/1/26		2,965,000	3,225,752
Newell Brands, Inc.:
5.875% 4/1/36		270,000	295,988
6% 4/1/46		1,185,000	1,324,747
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)		280,000	251,539
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,820,000	2,197,953
Toll Brothers Finance Corp.:
4.35% 2/15/28		14,431,000	15,059,383
4.875% 11/15/25		45,000	47,748
4.875% 3/15/27		15,464,000	16,486,406
TopBuild Corp. 4.125% 2/15/32 (b)		580,000	551,522
			78,200,354
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31		2,350,000	2,111,428
2.7% 2/9/41		12,255,000	9,850,446
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		410,000	382,325
4.125% 8/1/30 (b)		170,000	164,557
			12,508,756
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24		6,474,000	6,584,488
Mattel, Inc.:
3.75% 4/1/29 (b)		430,000	430,430
5.45% 11/1/41		70,000	77,301
6.2% 10/1/40		531,000	631,890
			7,724,109
Multiline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	1,157,000	1,661,183
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	2,700,000	3,619,696
Nordstrom, Inc.:
4.25% 8/1/31		10,000,000	8,953,600
4.375% 4/1/30		510,000	468,282
			14,702,761
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		175,000	170,625
5% 2/15/32 (b)		190,000	184,431
AutoNation, Inc.:
2.4% 8/1/31		23,196,000	20,914,169
4.75% 6/1/30		1,430,000	1,540,916
AutoZone, Inc. 4% 4/15/30		19,121,000	20,318,539
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		825,000	893,096
Foot Locker, Inc. 4% 10/1/29 (b)		145,000	131,950
Gap, Inc. 3.875% 10/1/31 (b)		275,000	246,451
LCM Investments Holdings 4.875% 5/1/29 (b)		120,000	114,338
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,300,000	1,380,619
			45,895,134
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		285,000	242,963
Hanesbrands, Inc. 4.875% 5/15/26 (b)		615,000	626,273
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		95,000	89,538
Levi Strauss & Co. 3.5% 3/1/31 (b)		355,000	330,849
Tapestry, Inc. 3.05% 3/15/32		38,118,000	36,264,927
The William Carter Co. 5.625% 3/15/27 (b)		446,000	454,363
Wolverine World Wide, Inc. 4% 8/15/29 (b)		380,000	350,550
			38,359,463
TOTAL CONSUMER DISCRETIONARY			300,937,324
CONSUMER STAPLES - 0.8%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		6,600,000	7,305,239
4.9% 2/1/46		14,391,000	16,096,609
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		10,375,000	10,839,133
4.35% 6/1/40		6,274,000	6,690,837
4.5% 6/1/50		11,500,000	12,654,382
4.6% 6/1/60		18,803,000	20,551,698
4.75% 1/23/29		11,220,000	12,454,934
4.75% 4/15/58		5,641,000	6,234,994
5.45% 1/23/39		5,480,000	6,528,419
5.55% 1/23/49		13,389,000	16,578,382
5.8% 1/23/59 (Reg. S)		14,304,000	18,334,063
Constellation Brands, Inc. 4.75% 11/15/24		3,799,000	4,038,319
PepsiCo, Inc.:
2.625% 3/19/27		1,114,000	1,138,822
2.75% 3/19/30		5,700,000	5,711,569
			145,157,400
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		2,290,000	2,129,700
4.625% 1/15/27 (b)		125,000	125,548
4.875% 2/15/30 (b)		1,090,000	1,092,725
Sysco Corp. 6.6% 4/1/50		53,060,000	73,821,437
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		130,000	126,409
6.25% 4/15/25 (b)		1,210,000	1,251,503
			78,547,322
Food Products - 0.3%
Darling Ingredients, Inc. 5.25% 4/15/27 (b)		615,000	625,799
General Mills, Inc. 2.875% 4/15/30		1,277,000	1,276,493
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (b)		13,235,000	12,441,032
3.625% 1/15/32 (b)		4,530,000	4,110,296
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)		2,139,000	2,251,319
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)		13,470,000	11,887,410
5.5% 1/15/30 (b)		25,145,000	25,980,443
6.5% 4/15/29 (b)		43,696,000	46,372,380
JDE Peet's BV 2.25% 9/24/31 (b)		2,500,000	2,266,291
Kraft Heinz Foods Co.:
3% 6/1/26		1,305,000	1,303,304
3.875% 5/15/27		560,000	579,852
4.375% 6/1/46		11,995,000	12,294,875
4.875% 10/1/49		10,000,000	11,075,000
5% 7/15/35		1,595,000	1,792,381
5.2% 7/15/45		6,203,000	6,999,031
7.125% 8/1/39 (b)		9,489,000	12,896,120
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (b)		825,000	847,688
Post Holdings, Inc. 4.625% 4/15/30 (b)		905,000	852,021
TreeHouse Foods, Inc. 4% 9/1/28		390,000	355,875
			156,207,610
Personal Products - 0.0%
Prestige Brands, Inc. 3.75% 4/1/31 (b)		340,000	313,293
Tobacco - 0.0%
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	7,165,000	8,802,222
TOTAL CONSUMER STAPLES			389,027,847
ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Technip Energies NV 1.125% 5/28/28	EUR	1,465,000	1,536,930
Oil, Gas & Consumable Fuels - 1.0%
Apache Corp.:
5.1% 9/1/40		330,000	330,033
5.25% 2/1/42		495,000	487,575
5.35% 7/1/49		80,000	79,638
Cenovus Energy, Inc. 6.75% 11/15/39		9,060,000	11,352,804
Cheniere Energy Partners LP:
3.25% 1/31/32 (b)		275,000	258,500
4% 3/1/31		925,000	911,125
Cheniere Energy, Inc. 4.625% 10/15/28		595,000	607,888
Citgo Petroleum Corp. 6.375% 6/15/26 (b)		660,000	654,918
CNX Midstream Partners LP 4.75% 4/15/30 (b)		115,000	111,119
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)		145,000	149,246
Columbia Pipeline Group, Inc. 4.5% 6/1/25		852,000	903,474
Continental Resources, Inc. 5.75% 1/15/31 (b)		895,000	998,256
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		1,653,000	1,640,603
5.75% 4/1/25		2,038,000	2,050,738
6% 2/1/29 (b)		1,420,000	1,431,175
CVR Energy, Inc.:
5.25% 2/15/25 (b)		790,000	764,744
5.75% 2/15/28 (b)		105,000	98,963
DCP Midstream Operating LP:
3.875% 3/15/23		3,116,000	3,151,055
5.125% 5/15/29		1,740,000	1,831,350
5.375% 7/15/25		540,000	571,917
5.6% 4/1/44		2,748,000	3,009,060
5.625% 7/15/27		620,000	665,880
5.85% 5/21/43 (b)(c)		29,466,000	27,403,380
6.45% 11/3/36 (b)		210,000	253,963
8.125% 8/16/30		15,000	19,050
EG Global Finance PLC 6.75% 2/7/25 (b)		530,000	530,000
Enbridge, Inc.:
4% 10/1/23		3,854,000	3,953,508
4.25% 12/1/26		1,461,000	1,556,777
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (b)		435,000	450,525
6.625% 7/15/25 (b)		110,000	114,960
Energy Transfer LP:
3.75% 5/15/30		3,643,000	3,701,892
3.9% 5/15/24 (c)		869,000	891,331
4.2% 9/15/23		1,203,000	1,237,070
4.25% 3/15/23		1,393,000	1,419,660
4.5% 4/15/24		1,576,000	1,638,560
4.95% 6/15/28		4,103,000	4,412,718
5% 5/15/50		7,800,000	8,112,662
5.25% 4/15/29		2,564,000	2,814,101
5.4% 10/1/47		1,732,000	1,853,407
5.8% 6/15/38		2,288,000	2,539,185
6% 6/15/48		1,490,000	1,671,762
6.25% 4/15/49		1,761,000	2,033,586
EnLink Midstream LLC 5.625% 1/15/28 (b)		105,000	106,050
EnLink Midstream Partners LP:
5.05% 4/1/45		140,000	115,760
5.45% 6/1/47		290,000	245,775
5.6% 4/1/44		490,000	417,725
EQM Midstream Partners LP:
4.75% 1/15/31 (b)		550,000	515,625
5.5% 7/15/28		440,000	431,974
6.5% 7/1/27 (b)		465,000	486,339
6.5% 7/15/48		265,000	258,375
EQT Corp. 3.9% 10/1/27		405,000	409,331
Global Partners LP/GLP Finance Corp. 7% 8/1/27		1,200,000	1,209,000
Hess Corp.:
4.3% 4/1/27		7,041,000	7,443,750
5.6% 2/15/41		57,796,000	66,298,626
5.8% 4/1/47		5,019,000	6,005,999
7.125% 3/15/33		1,403,000	1,779,037
7.3% 8/15/31		1,709,000	2,167,221
7.875% 10/1/29		4,789,000	6,145,184
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		780,000	796,641
5.625% 2/15/26 (b)		1,503,000	1,540,575
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)		185,000	188,578
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		910,000	869,050
MPLX LP:
4.8% 2/15/29		1,376,000	1,507,592
4.875% 12/1/24		1,974,000	2,091,725
5.5% 2/15/49		4,129,000	4,710,319
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		110,000	102,025
New Fortress Energy, Inc. 6.5% 9/30/26 (b)		650,000	623,425
Occidental Petroleum Corp.:
3.5% 8/15/29		3,191,000	3,175,045
4.2% 3/15/48		310,000	289,850
4.3% 8/15/39		562,000	531,090
4.4% 4/15/46		480,000	455,990
4.4% 8/15/49		3,942,000	3,744,072
5.55% 3/15/26		5,734,000	6,162,330
6.125% 1/1/31		365,000	415,042
6.2% 3/15/40		160,000	178,046
6.45% 9/15/36		5,135,000	6,046,463
6.6% 3/15/46		4,886,000	5,838,770
7.5% 5/1/31		7,400,000	8,972,500
7.875% 9/15/31		100,000	123,682
8.875% 7/15/30		345,000	446,085
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	3,011,817
8.125% 9/15/30		5,649,000	7,248,547
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (b)		1,500,000	1,515,000
Petroleos Mexicanos:
5.95% 1/28/31		3,260,000	3,031,637
6.35% 2/12/48		1,560,000	1,247,516
6.49% 1/23/27		3,630,000	3,726,195
6.5% 3/13/27		9,576,000	9,829,764
6.75% 9/21/47		22,490,000	18,518,266
6.84% 1/23/30		12,004,000	11,984,193
6.95% 1/28/60		32,166,000	26,556,250
7.69% 1/23/50		100,606,000	90,042,370
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		1,968,000	1,942,298
3.6% 11/1/24		1,903,000	1,947,517
3.65% 6/1/22		3,779,000	3,779,000
Rattler Midstream LP 5.625% 7/15/25 (b)		1,110,000	1,129,425
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		735,000	711,113
4.95% 7/15/29 (b)		276,000	267,030
6.875% 4/15/40 (b)		105,000	107,100
Sabine Pass Liquefaction LLC 4.5% 5/15/30		14,626,000	15,778,359
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		635,000	608,521
5.875% 3/15/28		135,000	137,363
6% 4/15/27		15,000	15,484
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)		125,000	120,469
6% 3/1/27 (b)		545,000	545,000
6% 12/31/30 (b)		655,000	630,870
6% 9/1/31 (b)		270,000	254,475
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.375% 2/1/27		128,000	131,680
5.5% 3/1/30		135,000	142,938
5.875% 4/15/26		881,000	909,633
The Williams Companies, Inc.:
3.5% 11/15/30		15,742,000	16,002,696
3.7% 1/15/23		808,000	819,284
5.1% 9/15/45		9,765,000	10,765,465
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		340,000	332,843
3.875% 11/1/33 (b)		275,000	264,817
4.125% 8/15/31 (b)		325,000	321,750
Western Gas Partners LP:
3.95% 6/1/25		1,280,000	1,296,000
4.55% 2/1/30		1,420,000	1,460,555
4.65% 7/1/26		2,046,000	2,119,963
4.75% 8/15/28		1,236,000	1,279,260
			482,045,287
TOTAL ENERGY			483,582,217
FINANCIALS - 4.6%
Banks - 2.4%
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (c)	EUR	2,710,000	2,993,543
2.875% 5/30/31 (Reg. S) (c)	EUR	450,000	503,251
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (c)	EUR	895,000	913,202
Bank of America Corp.:
1.734% 7/22/27 (c)		25,000,000	23,864,062
2.299% 7/21/32 (c)		50,000,000	46,382,646
3.3% 1/11/23		2,658,000	2,702,670
3.419% 12/20/28 (c)		5,193,000	5,309,009
3.5% 4/19/26		6,078,000	6,295,569
3.95% 4/21/25		37,660,000	39,053,231
4% 1/22/25		26,856,000	27,882,710
4.1% 7/24/23		1,426,000	1,473,213
4.183% 11/25/27		6,909,000	7,258,827
4.2% 8/26/24		8,311,000	8,653,399
4.25% 10/22/26		38,178,000	40,310,157
4.45% 3/3/26		6,522,000	6,949,362
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (c)	EUR	4,235,000	4,483,404
2.029% 9/30/27 (b)(c)		2,500,000	2,351,385
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.984% 7/20/22 (b)(c)(d)		8,158,000	8,174,032
Barclays Bank PLC 1.7% 5/12/22		5,246,000	5,250,536
Barclays PLC:
2.279% 11/24/27 (c)		25,000,000	24,116,228
2.852% 5/7/26 (c)		14,944,000	14,938,525
4.375% 1/12/26		4,468,000	4,707,474
4.836% 5/9/28		6,102,000	6,444,724
5.088% 6/20/30 (c)		29,218,000	31,166,628
5.2% 5/12/26		1,556,000	1,667,923
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		3,350,000	3,101,498
2.219% 6/9/26 (b)(c)		13,752,000	13,473,007
BPCE SA:
1.5% 1/13/42 (Reg. S) (c)	EUR	2,200,000	2,334,256
4.875% 4/1/26 (b)		7,383,000	7,813,825
Citigroup, Inc.:
4.075% 4/23/29 (c)		4,606,000	4,846,313
4.125% 7/25/28		6,909,000	7,263,180
4.3% 11/20/26		1,766,000	1,878,098
4.4% 6/10/25		19,341,000	20,291,862
4.412% 3/31/31 (c)		34,201,000	37,055,682
4.45% 9/29/27		21,445,000	22,903,965
4.6% 3/9/26		17,445,000	18,604,783
5.3% 5/6/44		9,501,000	11,204,537
5.5% 9/13/25		7,738,000	8,435,120
Citizens Financial Group, Inc. 2.638% 9/30/32		7,305,000	6,774,482
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		3,723,000	3,717,460
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (c)	GBP	1,760,000	2,305,211
DNB Bank ASA 1.535% 5/25/27 (b)(c)		48,309,000	46,125,208
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (c)		1,900,000	1,937,875
6.125% 3/9/28		40,920,000	46,785,033
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		350,000	331,625
HSBC Holdings PLC:
2.251% 11/22/27 (c)		25,000,000	24,099,691
4.25% 3/14/24		1,433,000	1,484,482
4.95% 3/31/30		2,548,000	2,818,483
5.25% 3/14/44		1,039,000	1,190,993
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(c)		17,320,000	15,667,215
5.017% 6/26/24 (b)		10,324,000	10,632,528
5.71% 1/15/26 (b)		80,549,000	84,904,083
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)		7,934,000	7,715,086
4.125% 12/15/26		15,380,000	16,360,010
Lloyds Banking Group PLC 1.985% 12/15/31 (c)	GBP	1,195,000	1,510,546
NatWest Group PLC:
3.073% 5/22/28 (c)		8,707,000	8,704,018
3.622% 8/14/30 (Reg. S) (c)	GBP	3,400,000	4,586,460
4.8% 4/5/26		19,815,000	21,244,811
5.125% 5/28/24		35,958,000	37,837,811
6% 12/19/23		43,478,000	46,119,018
6.1% 6/10/23		19,857,000	20,811,362
6.125% 12/15/22		21,905,000	22,631,236
NatWest Markets PLC 2.375% 5/21/23 (b)		15,700,000	15,806,162
Rabobank Nederland 4.375% 8/4/25		4,789,000	5,014,110
Societe Generale:
1.038% 6/18/25 (b)(c)		75,000,000	72,165,881
1.488% 12/14/26 (b)(c)		16,638,000	15,552,059
4.25% 4/14/25 (b)		7,110,000	7,280,588
4.75% 11/24/25 (b)		1,485,000	1,548,172
Synchrony Bank 3% 6/15/22		3,984,000	4,000,751
UniCredit SpA 2.731% 1/15/32 (Reg. S) (c)	EUR	3,365,000	3,596,098
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (c)	GBP	1,075,000	1,508,352
Wells Fargo & Co.:
2.406% 10/30/25 (c)		7,739,000	7,713,952
4.3% 7/22/27		25,328,000	27,028,162
4.478% 4/4/31 (c)		19,300,000	21,066,615
Westpac Banking Corp. 4.11% 7/24/34 (c)		5,171,000	5,339,234
			1,106,966,699
Capital Markets - 1.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24		1,396,000	1,455,459
Ares Capital Corp.:
3.25% 7/15/25		42,000,000	41,594,529
3.875% 1/15/26		22,188,000	22,495,155
4.2% 6/10/24		15,463,000	15,972,526
Coinbase Global, Inc.:
3.375% 10/1/28 (b)		685,000	624,131
3.625% 10/1/31 (b)		685,000	603,331
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S) (c)	GBP	1,300,000	1,638,776
2.593% 9/11/25 (b)(c)		14,306,000	14,234,862
3.75% 3/26/25		9,717,000	9,966,078
4.194% 4/1/31 (b)(c)		38,618,000	40,106,641
4.282% 1/9/28 (b)		2,250,000	2,339,994
4.55% 4/17/26		3,126,000	3,301,030
Deutsche Bank AG 4.5% 4/1/25		33,327,000	34,260,637
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)		25,000,000	23,888,491
3.3% 11/16/22		7,369,000	7,447,652
3.729% 1/14/32 (c)		10,000,000	9,438,462
4.1% 1/13/26		8,332,000	8,631,174
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)		18,425,000	17,079,350
3.272% 9/29/25 (c)		35,921,000	36,539,096
4.25% 10/21/25		12,215,000	12,831,661
6.75% 10/1/37		59,592,000	78,298,027
Hightower Holding LLC 6.75% 4/15/29 (b)		835,000	835,000
Intercontinental Exchange, Inc. 3.75% 12/1/25		2,038,000	2,139,966
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		155,000	151,125
LPL Holdings, Inc. 4% 3/15/29 (b)		1,070,000	1,039,238
Morgan Stanley:
3.125% 7/27/26		14,775,000	15,060,966
3.622% 4/1/31 (c)		17,370,000	17,957,107
3.625% 1/20/27		16,594,000	17,286,950
3.7% 10/23/24		4,754,000	4,913,667
3.875% 4/29/24		4,377,000	4,525,542
4.875% 11/1/22		9,955,000	10,181,313
5% 11/24/25		21,351,000	23,075,875
MSCI, Inc. 3.25% 8/15/33 (b)		215,000	203,401
State Street Corp.:
2.825% 3/30/23 (c)		1,216,000	1,217,068
2.901% 3/30/26 (c)		1,141,000	1,158,607
UBS Group AG 1.494% 8/10/27 (b)(c)		11,792,000	11,122,405
			493,615,292
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		47,700,000	46,292,789
1.75% 1/30/26		14,780,000	14,003,639
2.45% 10/29/26		8,602,000	8,299,014
2.875% 8/14/24		8,576,000	8,582,856
3% 10/29/28		9,010,000	8,678,152
3.3% 1/30/32		9,639,000	9,151,035
3.5% 5/26/22		293,000	294,225
4.125% 7/3/23		4,250,000	4,344,904
4.45% 4/3/26		4,254,000	4,442,034
4.875% 1/16/24		6,629,000	6,880,104
6.5% 7/15/25		6,613,000	7,285,537
Ally Financial, Inc.:
1.45% 10/2/23		3,893,000	3,843,953
3.05% 6/5/23		17,631,000	17,840,288
3.875% 5/21/24		8,893,000	9,152,377
4.625% 3/30/25		3,595,000	3,778,013
5.125% 9/30/24		3,534,000	3,744,816
5.8% 5/1/25		9,417,000	10,190,723
8% 11/1/31		5,022,000	6,615,143
Capital One Financial Corp.:
3.65% 5/11/27		21,700,000	22,471,731
3.8% 1/31/28		10,723,000	11,165,014
Discover Financial Services:
3.95% 11/6/24		1,874,000	1,944,836
4.1% 2/9/27		13,375,000	14,027,509
4.5% 1/30/26		5,913,000	6,292,797
Ford Motor Credit Co. LLC:
2.3% 2/10/25		275,000	266,780
2.7% 8/10/26		5,665,000	5,424,238
2.9% 2/10/29		275,000	256,781
3.625% 6/17/31		5,000,000	4,808,063
4% 11/13/30		17,230,000	17,092,160
4.063% 11/1/24		46,639,000	47,326,832
4.125% 8/17/27		19,335,000	19,475,179
4.687% 6/9/25		430,000	443,201
5.113% 5/3/29		1,320,000	1,391,531
5.125% 6/16/25		320,000	334,720
5.584% 3/18/24		8,520,000	8,860,800
OneMain Finance Corp.:
3.5% 1/15/27		2,190,000	2,071,740
3.875% 9/15/28		1,350,000	1,250,438
Synchrony Financial:
2.85% 7/25/22		2,154,000	2,165,259
3.95% 12/1/27		8,239,000	8,487,503
4.25% 8/15/24		8,335,000	8,638,222
4.375% 3/19/24		8,694,000	8,989,918
5.15% 3/19/29		18,424,000	20,031,501
			386,636,355
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
4.05% 7/1/30		9,134,000	9,476,013
4.125% 6/15/26		5,362,000	5,666,557
4.125% 5/15/29		19,691,000	20,822,950
Equitable Holdings, Inc. 3.9% 4/20/23		674,000	689,666
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		740,000	738,150
5.25% 5/15/27		3,430,000	3,404,275
6.25% 5/15/26		2,206,000	2,225,225
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	2,050,000	2,185,933
M&G PLC 5.625% 10/20/51 (Reg. S) (c)	GBP	1,485,000	2,154,426
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		7,300,000	7,643,866
Pine Street Trust I 4.572% 2/15/29 (b)		7,749,000	8,337,041
Pine Street Trust II 5.568% 2/15/49 (b)		7,700,000	9,151,341
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		1,805,000	1,660,600
			74,156,043
Insurance - 0.2%
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (c)	EUR	705,000	732,740
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	2,200,000	2,719,177
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		5,775,000	6,060,285
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (c)	EUR	800,000	903,521
Five Corners Funding Trust II 2.85% 5/15/30 (b)		15,870,000	15,620,835
Liberty Mutual Group, Inc. 3.95% 5/15/60 (b)		12,820,000	12,378,954
Lincoln National Corp. 3.4% 1/15/31		14,811,000	15,052,865
Pacific LifeCorp 5.125% 1/30/43 (b)		2,623,000	3,061,559
Pricoa Global Funding I 5.375% 5/15/45 (c)		3,148,000	3,222,482
Prudential PLC 2.95% 11/3/33 (Reg. S) (c)		3,700,000	3,454,875
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (c)	GBP	1,705,000	2,068,797
6.75% 12/2/44 (Reg. S) (c)		3,605,000	3,839,325
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		400,000	384,820
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		3,000,000	3,176,370
Unum Group:
4% 6/15/29		6,130,000	6,475,985
5.75% 8/15/42		1,622,000	1,809,054
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (c)		1,650,000	1,528,131
			82,489,775
Thrifts & Mortgage Finance - 0.0%
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)		655,000	613,329
TOTAL FINANCIALS			2,144,477,493
HEALTH CARE - 0.4%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/21/29		4,900,000	4,962,554
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		1,197,000	1,070,728
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)		200,000	188,500
			6,221,782
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. 4.625% 7/15/28 (b)		915,000	928,725
Hologic, Inc.:
3.25% 2/15/29 (b)		545,000	516,388
4.625% 2/1/28 (b)		65,000	67,113
Teleflex, Inc. 4.25% 6/1/28 (b)		145,000	143,188
			1,655,414
Health Care Providers & Services - 0.2%
180 Medical, Inc. 3.875% 10/15/29 (b)		200,000	192,000
Anthem, Inc. 3.3% 1/15/23		4,322,000	4,387,838
Centene Corp.:
2.45% 7/15/28		11,370,000	10,708,721
2.5% 3/1/31		945,000	872,887
2.625% 8/1/31		5,485,000	5,057,499
3.375% 2/15/30		7,725,000	7,411,906
4.25% 12/15/27		6,215,000	6,361,985
4.625% 12/15/29		8,795,000	9,058,850
Cigna Corp. 4.375% 10/15/28		6,630,000	7,186,024
Community Health Systems, Inc. 5.25% 5/15/30 (b)		1,310,000	1,268,879
CVS Health Corp. 3.625% 4/1/27		3,208,000	3,361,541
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)		1,405,000	1,347,044
HCA Holdings, Inc.:
4.75% 5/1/23		138,000	142,007
5.375% 9/1/26		4,125,000	4,438,479
HealthEquity, Inc. 4.5% 10/1/29 (b)		110,000	104,704
MEDNAX, Inc. 5.375% 2/15/30 (b)		410,000	407,950
Molina Healthcare, Inc. 3.875% 11/15/30 (b)		850,000	835,125
Owens & Minor, Inc. 4.5% 3/31/29 (b)		160,000	150,870
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		785,000	767,338
Sabra Health Care LP 3.2% 12/1/31		18,596,000	17,294,923
Tenet Healthcare Corp.:
4.625% 6/15/28 (b)		2,765,000	2,709,700
4.875% 1/1/26 (b)		385,000	387,618
5.125% 11/1/27 (b)		1,000,000	1,019,300
Toledo Hospital 5.325% 11/15/28		2,395,000	2,619,520
			88,092,708
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (b)		630,000	644,446
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		180,000	173,016
4.25% 5/1/28 (b)		70,000	69,388
			242,404
Pharmaceuticals - 0.2%
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	4,095,000	4,591,519
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		50,548,000	53,085,046
Catalent Pharma Solutions 3.5% 4/1/30 (b)		1,205,000	1,121,735
Elanco Animal Health, Inc.:
5.272% 8/28/23 (c)		3,402,000	3,504,060
5.9% 8/28/28 (c)		1,432,000	1,546,990
Jazz Securities DAC 4.375% 1/15/29 (b)		225,000	222,854
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		530,000	521,313
5.125% 4/30/31 (b)		530,000	529,083
Utah Acquisition Sub, Inc. 3.95% 6/15/26		2,065,000	2,132,261
Viatris, Inc.:
1.65% 6/22/25		1,773,000	1,712,968
2.7% 6/22/30		9,017,000	8,417,322
3.85% 6/22/40		3,928,000	3,682,034
4% 6/22/50		6,783,000	6,014,988
Zoetis, Inc. 3.25% 2/1/23		1,210,000	1,221,696
			88,303,869
TOTAL HEALTH CARE			185,160,623
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)		4,094,000	4,179,514
BWX Technologies, Inc. 4.125% 6/30/28 (b)		480,000	465,600
Howmet Aerospace, Inc.:
5.95% 2/1/37		25,000	27,659
6.75% 1/15/28		365,000	405,933
Moog, Inc. 4.25% 12/15/27 (b)		980,000	960,763
Rolls-Royce PLC:
3.375% 6/18/26	GBP	1,940,000	2,471,343
5.75% 10/15/27 (b)		615,000	633,591
The Boeing Co.:
5.04% 5/1/27		6,070,000	6,594,132
5.15% 5/1/30		6,070,000	6,704,580
5.805% 5/1/50		6,070,000	7,211,214
5.93% 5/1/60		6,070,000	7,207,628
TransDigm, Inc.:
6.25% 3/15/26 (b)		2,552,000	2,625,370
7.5% 3/15/27		95,000	98,206
8% 12/15/25 (b)		1,120,000	1,169,526
			40,755,059
Airlines - 0.0%
United Airlines, Inc. 4.375% 4/15/26 (b)		530,000	528,643
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		1,565,000	1,576,675
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		260,000	249,578
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		715,000	676,948
			2,503,201
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		270,000	254,572
4.875% 7/15/32 (b)		670,000	624,775
Madison IAQ LLC 4.125% 6/30/28 (b)		1,245,000	1,177,751
Nielsen Finance LLC/Nielsen Finance Co. 5.625% 10/1/28 (b)		495,000	478,346
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)		1,230,000	1,137,679
Stericycle, Inc. 3.875% 1/15/29 (b)		450,000	419,063
The GEO Group, Inc. 6% 4/15/26		305,000	251,625
			4,343,811
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,077,000	1,103,925
Pike Corp. 5.5% 9/1/28 (b)		1,360,000	1,309,000
			2,412,925
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (b)		275,000	264,000
Vertiv Group Corp. 4.125% 11/15/28 (b)		675,000	619,313
			883,313
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)		500,000	486,875
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		1,065,000	1,054,350
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		270,000	257,175
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		1,470,000	1,451,625
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		765,000	748,805
4% 7/1/29 (b)		105,000	103,606
TriNet Group, Inc. 3.5% 3/1/29 (b)		405,000	380,996
			2,685,032
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	1,740,000	2,000,897
XPO Logistics, Inc. 6.25% 5/1/25 (b)		1,705,000	1,768,290
			3,769,187
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24		10,742,000	10,408,456
2.25% 1/15/23		1,863,000	1,872,385
3% 9/15/23		583,000	589,057
3.375% 7/1/25		11,630,000	11,765,413
3.75% 6/1/26		5,000,000	5,141,044
4.25% 2/1/24		7,180,000	7,413,882
4.25% 9/15/24		2,331,000	2,415,728
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	1,100,000	1,457,086
			41,063,051
Transportation Infrastructure - 0.1%
Aeroporti di Roma SPA 1.75% 7/30/31 (Reg. S)	EUR	1,340,000	1,406,809
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	1,850,000	1,909,446
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (b)		10,726,000	10,525,076
3.625% 5/1/22 (b)		2,141,000	2,144,817
3.95% 7/1/24 (b)		2,844,000	2,909,730
4.375% 5/1/26 (b)		7,394,000	7,614,120
5.25% 5/15/24 (b)		4,186,000	4,374,165
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	3,560,000	4,570,842
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	700,000	730,923
			36,185,928
TOTAL INDUSTRIALS			136,928,550
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	2,900,000	2,969,885
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		545,000	516,556
			3,486,441
Electronic Equipment & Components - 0.0%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		1,493,000	1,554,077
6.02% 6/15/26		1,948,000	2,173,674
II-VI, Inc. 5% 12/15/29 (b)		170,000	169,816
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		1,410,000	1,311,300
TTM Technologies, Inc. 4% 3/1/29 (b)		315,000	290,588
			5,499,455
IT Services - 0.0%
Block, Inc. 2.75% 6/1/26 (b)		265,000	257,050
Gartner, Inc.:
3.625% 6/15/29 (b)		155,000	150,386
3.75% 10/1/30 (b)		255,000	248,064
4.5% 7/1/28 (b)		395,000	400,147
Twilio, Inc. 3.875% 3/15/31		200,000	187,775
			1,243,422
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.:
1.95% 2/15/28 (b)		2,879,000	2,714,216
2.45% 2/15/31 (b)		19,432,000	17,950,718
2.6% 2/15/33 (b)		19,432,000	17,733,939
3.5% 2/15/41 (b)		19,430,000	17,915,426
3.75% 2/15/51 (b)		9,284,000	8,662,933
Entegris, Inc. 4.375% 4/15/28 (b)		755,000	739,900
onsemi 3.875% 9/1/28 (b)		300,000	297,375
Qorvo, Inc. 3.375% 4/1/31 (b)		615,000	577,350
			66,591,857
Software - 0.1%
CDK Global, Inc. 5.25% 5/15/29 (b)		1,132,000	1,160,300
Crowdstrike Holdings, Inc. 3% 2/15/29		295,000	276,563
Fair Isaac Corp.:
4% 6/15/28 (b)		330,000	323,813
5.25% 5/15/26 (b)		793,000	841,571
MicroStrategy, Inc. 6.125% 6/15/28 (b)		270,000	259,200
Nuance Communications, Inc. 5.625% 12/15/26		1,382,000	1,420,268
Open Text Corp.:
3.875% 2/15/28 (b)		420,000	406,665
3.875% 12/1/29 (b)		960,000	906,024
Oracle Corp.:
2.5% 4/1/25		8,253,000	8,241,909
2.8% 4/1/27		8,253,000	8,204,734
2.95% 4/1/30		8,300,000	8,022,479
3.85% 4/1/60		8,300,000	7,153,246
			37,216,772
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)		3,173,000	3,219,243
TOTAL INFORMATION TECHNOLOGY			117,257,190
MATERIALS - 0.0%
Chemicals - 0.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		585,000	586,463
CF Industries Holdings, Inc.:
4.95% 6/1/43		5,000	5,418
5.15% 3/15/34		1,157,000	1,294,677
5.375% 3/15/44		255,000	287,298
LSB Industries, Inc. 6.25% 10/15/28 (b)		560,000	562,800
Methanex Corp.:
5.125% 10/15/27		765,000	776,552
5.25% 12/15/29		90,000	90,900
5.65% 12/1/44		581,000	542,654
NOVA Chemicals Corp. 5.25% 6/1/27 (b)		949,000	951,373
Nufarm Australia Ltd. 5% 1/27/30 (b)		675,000	666,563
Olin Corp.:
5% 2/1/30		1,715,000	1,727,863
5.125% 9/15/27		975,000	987,188
5.625% 8/1/29		465,000	485,009
SPCM SA 3.125% 3/15/27 (b)		285,000	269,869
The Chemours Co. LLC:
5.375% 5/15/27		1,115,000	1,119,020
5.75% 11/15/28 (b)		275,000	270,317
Valvoline, Inc. 4.25% 2/15/30 (b)		165,000	156,248
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		305,000	304,701
5.625% 10/1/24 (b)		1,254,000	1,278,879
			12,363,792
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)		25,000	24,188
Ball Corp. 3.125% 9/15/31		955,000	877,062
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		135,000	128,638
OI European Group BV 4.75% 2/15/30 (b)		280,000	268,097
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		485,000	489,506
			1,787,491
Metals & Mining - 0.0%
Commercial Metals Co. 3.875% 2/15/31		565,000	528,597
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (b)		10,000	10,000
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		135,000	130,444
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		1,005,000	948,991
Novelis Corp. 3.875% 8/15/31 (b)		270,000	248,738
PMHC II, Inc. 9% 2/15/30 (b)		425,000	413,398
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		75,000	72,375
			2,352,543
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (b)		220,000	208,806
TOTAL MATERIALS			16,712,632
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32		8,258,000	7,470,773
4.9% 12/15/30		7,224,000	8,308,033
American Homes 4 Rent LP:
2.375% 7/15/31		1,482,000	1,362,549
3.375% 7/15/51		2,291,000	1,964,457
Boston Properties, Inc. 4.5% 12/1/28		4,766,000	5,203,787
Corporate Office Properties LP:
2.25% 3/15/26		2,969,000	2,919,517
2.75% 4/15/31		2,188,000	2,056,079
Duke Realty LP 3.25% 6/30/26		589,000	605,748
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		1,868,000	1,850,601
3.5% 8/1/26		1,945,000	2,014,913
Hudson Pacific Properties LP 4.65% 4/1/29		10,668,000	11,593,249
Iron Mountain, Inc. 4.875% 9/15/29 (b)		615,000	595,013
Kimco Realty Corp.:
2.25% 12/1/31		15,265,000	14,088,083
3.375% 10/15/22		456,000	459,446
Kite Realty Group Trust:
4% 3/15/25		10,791,000	11,096,998
4.75% 9/15/30		17,486,000	18,833,526
LXP Industrial Trust (REIT):
2.7% 9/15/30		1,445,000	1,377,457
4.4% 6/15/24		948,000	979,460
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		1,508,000	1,538,507
4.5% 1/15/28		637,000	659,295
4.625% 6/15/25 (b)		150,000	154,500
5.75% 2/1/27		256,000	277,120
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		9,457,000	8,685,568
3.375% 2/1/31		5,854,000	5,537,489
3.625% 10/1/29		8,376,000	8,225,591
4.375% 8/1/23		1,006,000	1,032,115
4.5% 1/15/25		2,013,000	2,096,427
4.5% 4/1/27		716,000	755,762
4.75% 1/15/28		11,294,000	11,828,591
4.95% 4/1/24		882,000	921,381
5.25% 1/15/26		3,755,000	4,018,043
Piedmont Operating Partnership LP 2.75% 4/1/32		3,072,000	2,853,965
Realty Income Corp.:
2.2% 6/15/28		1,380,000	1,337,424
2.85% 12/15/32		1,698,000	1,651,248
3.25% 1/15/31		1,828,000	1,853,379
3.4% 1/15/28		2,874,000	2,958,844
Retail Opportunity Investments Partnership LP:
4% 12/15/24		641,000	657,199
5% 12/15/23		494,000	512,257
SBA Communications Corp. 3.875% 2/15/27		515,000	514,109
Service Properties Trust:
3.95% 1/15/28		40,000	34,700
4.375% 2/15/30		415,000	361,353
4.95% 2/15/27		600,000	558,000
4.95% 10/1/29		245,000	221,480
5.5% 12/15/27		230,000	225,113
Simon Property Group LP:
2.45% 9/13/29		3,008,000	2,905,290
3.375% 12/1/27		6,125,000	6,314,233
SITE Centers Corp.:
3.625% 2/1/25		1,532,000	1,570,199
4.25% 2/1/26		2,753,000	2,860,962
Store Capital Corp.:
2.75% 11/18/30		3,456,000	3,262,194
4.625% 3/15/29		2,374,000	2,551,726
Uniti Group, Inc. 7.875% 2/15/25 (b)		1,050,000	1,093,864
Ventas Realty LP:
2.5% 9/1/31		22,080,000	20,844,578
3% 1/15/30		11,060,000	10,942,170
4% 3/1/28		2,150,000	2,284,896
4.125% 1/15/26		999,000	1,058,062
4.75% 11/15/30		16,500,000	18,431,798
VICI Properties, Inc.:
4.25% 12/1/26 (b)		1,640,000	1,656,400
4.625% 12/1/29 (b)		595,000	606,900
Vornado Realty LP:
2.15% 6/1/26		3,558,000	3,454,266
3.4% 6/1/31		12,870,000	12,625,241
WP Carey, Inc.:
3.85% 7/15/29		1,773,000	1,869,512
4% 2/1/25		3,423,000	3,573,386
4.6% 4/1/24		5,327,000	5,557,752
			255,712,578
Real Estate Management & Development - 0.2%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	1,460,000	1,406,974
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	500,000	464,440
2.25% 4/27/27 (Reg. S)	EUR	5,500,000	5,111,599
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (c)	EUR	1,295,000	1,472,202
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	4,220,000	4,385,875
2.625% 10/20/28 (Reg. S)	GBP	650,000	837,649
Brandywine Operating Partnership LP:
3.95% 2/15/23		7,832,000	7,921,701
3.95% 11/15/27		4,382,000	4,569,570
4.1% 10/1/24		3,961,000	4,103,252
4.55% 10/1/29		1,896,000	2,038,631
CBRE Group, Inc.:
2.5% 4/1/31		10,225,000	9,682,314
4.875% 3/1/26		7,844,000	8,503,467
Essex Portfolio LP 3.875% 5/1/24		1,923,000	1,986,471
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	1,390,000	1,431,704
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,400,000	1,482,629
Howard Hughes Corp. 4.375% 2/1/31 (b)		395,000	372,288
Kennedy-Wilson, Inc. 4.75% 2/1/30		540,000	516,375
Mid-America Apartments LP 4% 11/15/25		828,000	869,447
Post Apartment Homes LP 3.375% 12/1/22		251,000	253,159
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	250,000	252,930
1.75% 1/14/25 (Reg. S)	EUR	652,000	718,678
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	700,000	739,668
Sun Communities Operating LP:
2.3% 11/1/28		3,510,000	3,315,507
2.7% 7/15/31		8,479,000	7,976,369
Tanger Properties LP:
2.75% 9/1/31		8,876,000	8,073,380
3.125% 9/1/26		2,628,000	2,616,631
3.875% 7/15/27		11,191,000	11,568,835
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,300,000	1,408,458
			94,080,203
TOTAL REAL ESTATE			349,792,781
UTILITIES - 0.4%
Electric Utilities - 0.1%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (c)	EUR	1,360,000	1,433,406
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)		925,000	860,569
4.75% 3/15/28 (b)		140,000	140,720
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,843,000	4,776,292
DPL, Inc. 4.35% 4/15/29		7,785,000	7,590,375
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		2,328,000	2,169,707
2.775% 1/7/32 (b)		8,828,000	8,310,088
Enel SpA 3.375% (Reg. S) (c)(e)	EUR	1,855,000	2,108,529
FirstEnergy Corp. 7.375% 11/15/31		5,738,000	7,184,435
InterGen NV 7% 6/30/23 (b)		964,000	943,997
IPALCO Enterprises, Inc. 3.7% 9/1/24		1,963,000	2,008,875
NextEra Energy Partners LP 4.25% 9/15/24 (b)		56,000	56,420
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (c)	EUR	2,060,000	2,191,399
NRG Energy, Inc.:
3.625% 2/15/31 (b)		1,785,000	1,641,147
5.25% 6/15/29 (b)		484,000	493,680
5.75% 1/15/28		581,000	594,061
6.625% 1/15/27		57,000	58,909
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		1,017,734	1,071,165
PG&E Corp.:
5% 7/1/28		4,480,000	4,435,200
5.25% 7/1/30		1,155,000	1,147,296
Southern Co. 1.875% 9/15/81 (c)	EUR	2,800,000	2,819,309
SSE PLC 4.75% 9/16/77 (Reg. S) (c)		6,395,000	6,436,695
Vistra Operations Co. LLC:
5.5% 9/1/26 (b)		3,498,000	3,558,918
5.625% 2/15/27 (b)		665,000	680,900
			62,712,092
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)		1,149,343	1,364,341
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		185,000	176,444
			1,540,785
Independent Power and Renewable Electricity Producers - 0.1%
TerraForm Power Operating LLC:
4.75% 1/15/30 (b)		75,000	73,597
5% 1/31/28 (b)		656,000	657,640
The AES Corp.:
2.45% 1/15/31		4,011,000	3,712,742
3.3% 7/15/25 (b)		15,965,000	16,041,632
3.95% 7/15/30 (b)		13,922,000	14,203,224
			34,688,835
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30		1,758,000	1,859,779
4.05% 4/15/25		21,459,000	22,622,330
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50		2,477,000	2,548,234
NiSource, Inc.:
2.95% 9/1/29		12,206,000	12,034,563
3.49% 5/15/27		13,900,000	14,332,680
5.95% 6/15/41		1,737,000	2,136,645
Puget Energy, Inc.:
4.1% 6/15/30		6,250,000	6,482,417
5.625% 7/15/22		3,305,000	3,322,845
Sempra Energy 6% 10/15/39		2,744,000	3,487,513
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 2.6189% 5/15/67 (c)(d)		1,843,000	1,474,400
			70,301,406
TOTAL UTILITIES			169,243,118
TOTAL NONCONVERTIBLE BONDS (Cost $4,701,692,838)			4,743,081,748

U.S. Treasury Obligations - 9.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2% 11/15/41 (f)	3,600,000	3,446,438
2.375% 5/15/51	674,726,000	703,533,636
U.S. Treasury Notes:
0.125% 6/30/22	65,500,000	65,413,647
0.5% 5/31/27	520,000,000	487,134,378
0.875% 11/15/30	428,909,000	396,221,442
1.125% 10/31/26	250,000,000	242,929,688
1.125% 2/15/31	160,064,000	150,804,048
1.25% 12/31/26	545,000,000	532,396,875
1.25% 4/30/28	250,000,000	241,894,530
1.25% 5/31/28	74,500,000	72,029,278
1.25% 6/30/28	75,000,000	72,439,454
1.25% 8/15/31	314,600,000	298,722,531
1.375% 11/15/31 (f)(g)	125,769,000	120,561,377
1.5% 1/31/27	417,000,000	412,080,701
1.875% 2/28/27	310,000,000	312,058,592
3.125% 11/15/28	51,642,000	55,856,068
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,219,573,255)		4,167,522,683

U.S. Government Agency - Mortgage Securities - 19.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.2%
12 month U.S. LIBOR + 1.440% 1.82% 4/1/37 (c)(d)	7,170	7,451
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (c)(d)	7,729	8,026
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (c)(d)	1,953	2,032
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (c)(d)	1,690	1,760
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(d)	7,195	7,523
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (c)(d)	6,246	6,516
12 month U.S. LIBOR + 1.620% 1.907% 5/1/35 (c)(d)	13,130	13,701
12 month U.S. LIBOR + 1.620% 1.922% 3/1/33 (c)(d)	8,458	8,776
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (c)(d)	5,482	5,724
12 month U.S. LIBOR + 1.630% 1.945% 11/1/36 (c)(d)	4,025	4,208
12 month U.S. LIBOR + 1.640% 1.881% 5/1/36 (c)(d)	15,788	16,541
12 month U.S. LIBOR + 1.640% 1.944% 6/1/47 (c)(d)	13,620	14,343
12 month U.S. LIBOR + 1.680% 1.956% 7/1/43 (c)(d)	135,971	141,935
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (c)(d)	12,311	12,891
12 month U.S. LIBOR + 1.710% 1.927% 8/1/35 (c)(d)	4,313	4,514
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (c)(d)	10,026	10,549
12 month U.S. LIBOR + 1.730% 2.002% 3/1/40 (c)(d)	14,343	14,991
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (c)(d)	18,411	19,344
12 month U.S. LIBOR + 1.750% 2.064% 7/1/35 (c)(d)	4,357	4,551
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (c)(d)	8,075	8,478
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (c)(d)	413,682	434,445
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (c)(d)	30,522	31,907
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (c)(d)	9,528	9,970
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (c)(d)	10,711	11,294
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(d)	4,278	4,503
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (c)(d)	16,579	17,377
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (c)(d)	16,160	16,944
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(d)	3,827	3,913
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (c)(d)	17,823	18,861
6 month U.S. LIBOR + 1.500% 1.736% 1/1/35 (c)(d)	19,183	19,922
6 month U.S. LIBOR + 1.530% 1.719% 12/1/34 (c)(d)	2,408	2,500
6 month U.S. LIBOR + 1.530% 1.736% 3/1/35 (c)(d)	3,535	3,674
6 month U.S. LIBOR + 1.550% 1.701% 10/1/33 (c)(d)	1,218	1,265
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (c)(d)	1,855	1,933
6 month U.S. LIBOR + 1.740% 1.865% 12/1/34 (c)(d)	347	363
6 month U.S. LIBOR + 1.960% 2.085% 9/1/35 (c)(d)	4,158	4,383
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (c)(d)	3,901	4,096
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (c)(d)	18,114	18,960
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (c)(d)	8,629	9,024
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.528% 7/1/34 (c)(d)	20,611	21,581
1.5% 8/1/50 to 11/1/51	51,702,302	48,000,099
2% 12/1/36 to 3/1/52	703,484,649	678,468,120
2.5% 5/1/31 to 3/1/52	718,414,387	715,058,934
3% 12/1/28 to 3/1/52 (g)(h)	560,923,200	572,074,670
3.25% 12/1/41	6,405	6,712
3.4% 7/1/42 to 9/1/42	113,936	118,985
3.5% 10/1/33 to 1/1/51	596,005,048	618,275,553
3.65% 5/1/42 to 8/1/42	35,920	37,734
3.9% 4/1/42	9,986	10,605
4% 3/1/36 to 3/1/50	115,849,441	121,908,902
4.25% 11/1/41	21,853	23,477
4.5% to 4.5% 6/1/24 to 9/1/49 (g)	103,414,766	110,706,608
5% 11/1/22 to 2/1/49	9,138,566	10,034,519
5.237% 8/1/41 (c)	303,501	331,269
5.5% 3/1/22 to 9/1/24	721	733
6% to 6% 9/1/29 to 1/1/42	1,435,176	1,627,261
6.5% 8/1/22 to 5/1/38	200,255	222,026
6.633% 2/1/39 (c)	207,577	225,136
7% to 7% 4/1/23 to 7/1/37	140,280	157,363
7.5% to 7.5% 9/1/22 to 9/1/32	75,029	83,704
8% 3/1/37	3,038	3,582
8.5% 9/1/22	55	56
9% 10/1/30	3,627	4,169
TOTAL FANNIE MAE		2,878,330,986
Freddie Mac - 3.9%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (c)(d)	6,622	6,832
12 month U.S. LIBOR + 1.370% 1.646% 3/1/36 (c)(d)	25,157	26,068
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (c)(d)	17,486	18,174
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (c)(d)	191,275	199,904
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (c)(d)	40,798	42,828
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (c)(d)	81,412	85,357
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (c)(d)	8,748	9,239
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (c)(d)	1,538	1,624
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (c)(d)	6,115	6,413
12 month U.S. LIBOR + 1.900% 2.167% 10/1/42 (c)(d)	27,441	28,841
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (c)(d)	12,507	13,207
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(d)	16,342	17,249
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(d)	4,302	4,539
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (c)(d)	11,899	12,577
12 month U.S. LIBOR + 1.960% 2.211% 6/1/33 (c)(d)	10,289	10,810
12 month U.S. LIBOR + 2.020% 2.327% 4/1/38 (c)(d)	9,992	10,504
12 month U.S. LIBOR + 2.030% 2.285% 3/1/33 (c)(d)	240	249
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (c)(d)	14,322	15,066
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (c)(d)	22,582	23,716
6 month U.S. LIBOR + 1.120% 1.325% 8/1/37 (c)(d)	8,284	8,498
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (c)(d)(i)	708	738
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (c)(d)	3,483	3,645
6 month U.S. LIBOR + 1.840% 1.97% 2/1/37 (c)(d)	4,257	4,473
6 month U.S. LIBOR + 1.880% 2.021% 10/1/36 (c)(d)	28,830	30,200
6 month U.S. LIBOR + 1.990% 2.164% 10/1/35 (c)(d)	10,612	11,128
6 month U.S. LIBOR + 2.020% 2.159% 6/1/37 (c)(d)	21,012	22,053
6 month U.S. LIBOR + 2.680% 2.841% 10/1/35 (c)(d)	10,104	10,659
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (c)(d)	19,611	20,526
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.387% 6/1/33 (c)(d)	36,630	38,289
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.516% 3/1/35 (c)(d)	67,405	70,633
1.5% 11/1/50 to 12/1/51	18,358,748	17,044,682
2% 12/1/36 to 2/1/52	595,727,098	573,461,772
2.5% 6/1/31 to 3/1/52	531,933,061	528,224,220
3% 6/1/31 to 3/1/52	345,331,853	351,738,480
3.5% 3/1/32 to 3/1/52 (h)	175,744,425	183,137,017
3.5% 8/1/47	2,790,842	2,906,533
4% 5/1/33 to 3/1/49 (g)	106,319,805	112,373,941
4% 4/1/48	8,881	9,344
4.5% 6/1/25 to 7/1/49	27,273,458	29,284,421
5% 7/1/33 to 7/1/41	2,840,103	3,140,206
5.5% 6/1/22	387	388
6% 1/1/23 to 12/1/37	305,824	343,175
6.5% 1/1/24 to 9/1/39	468,477	536,098
7% 3/1/26 to 9/1/36	150,618	171,137
7.5% 1/1/27 to 7/1/34	41,443	47,174
8% 7/1/24 to 4/1/32	2,611	2,947
8.5% 12/1/22 to 1/1/28	1,862	2,037
TOTAL FREDDIE MAC		1,803,177,611
Ginnie Mae - 4.1%
3.5% 9/20/40 to 11/20/50	265,617,360	274,768,493
4% 7/20/33 to 6/20/49	119,337,754	125,790,957
4.5% 6/20/33 to 9/20/46	8,726,831	9,493,809
5.5% 8/15/33 to 9/15/39	249,819	277,722
6% to 6% 10/15/30 to 5/15/40	354,315	399,015
7% to 7% 11/15/22 to 11/15/32	150,119	167,324
7.5% to 7.5% 9/15/22 to 9/15/31	32,845	35,642
8% 5/15/22 to 11/15/29	7,744	8,314
8.5% to 8.5% 11/15/27 to 1/15/31	4,670	5,223
9% 1/15/23	9	10
2% 1/20/52	78,209,152	76,538,996
2% 3/1/52 (j)	13,300,000	12,999,921
2% 3/1/52 (j)	28,250,000	27,612,615
2% 3/1/52 (j)	7,300,000	7,135,295
2% 3/1/52 (j)	28,200,000	27,563,743
2% 3/1/52 (j)	7,300,000	7,135,295
2% 3/1/52 (j)	17,200,000	16,811,928
2% 3/1/52 (j)	4,450,000	4,349,598
2% 3/1/52 (j)	57,450,000	56,153,796
2% 3/1/52 (j)	14,900,000	14,563,822
2% 3/1/52 (j)	14,850,000	14,514,950
2% 3/1/52 (j)	57,450,000	56,153,796
2% 3/1/52 (j)	39,750,000	38,853,149
2% 3/1/52 (j)	10,300,000	10,067,608
2% 3/1/52 (j)	5,750,000	5,620,267
2% 3/1/52 (j)	22,150,000	21,650,245
2% 3/1/52 (j)	23,200,000	22,676,555
2% 3/1/52 (j)	6,000,000	5,864,626
2.5% 11/20/47 to 12/20/51	78,551,185	78,610,213
2.5% 3/1/52 (j)	35,250,000	35,224,599
2.5% 3/1/52 (j)	3,200,000	3,197,694
2.5% 3/1/52 (j)	62,300,000	62,255,107
2.5% 3/1/52 (j)	14,750,000	14,739,371
2.5% 3/1/52 (j)	62,000,000	61,955,323
2.5% 3/1/52 (j)	14,700,000	14,689,407
2.5% 3/1/52 (j)	19,300,000	19,286,092
2.5% 3/1/52 (j)	7,350,000	7,344,704
2.5% 3/1/52 (j)	31,000,000	30,977,661
2.5% 3/1/52 (j)	7,350,000	7,344,704
2.5% 3/1/52 (j)	31,000,000	30,977,661
2.5% 3/1/52 (j)	41,500,000	41,470,095
2.5% 3/1/52 (j)	9,850,000	9,842,902
2.5% 3/1/52 (j)	8,325,000	8,319,001
3% 5/15/42 to 10/20/51	131,352,526	133,794,780
3% 3/1/52 (j)	3,400,000	3,455,714
3% 3/1/52 (j)	28,400,000	28,865,379
3% 3/1/52 (j)	11,450,000	11,637,627
3% 3/1/52 (j)	45,250,000	45,991,494
3% 3/1/52 (j)	12,150,000	12,349,097
3% 3/1/52 (j)	44,900,000	45,635,758
3% 3/1/52 (j)	47,375,000	48,151,315
3% 3/1/52 (j)	12,800,000	13,009,748
3.5% 3/1/52 (j)	42,150,000	43,492,469
3.5% 3/1/52 (j)	10,050,000	10,370,090
3.5% 3/1/52 (j)	17,600,000	18,160,556
3.5% 3/1/52 (j)	4,200,000	4,333,769
3.5% 3/1/52 (j)	4,400,000	4,540,139
3.5% 3/1/52 (j)	1,050,000	1,083,442
3.5% 3/1/52 (j)	25,200,000	26,002,615
3.5% 3/1/52 (j)	6,000,000	6,191,099
3.5% 3/1/52 (j)	24,750,000	25,538,283
3.5% 3/1/52 (j)	6,450,000	6,655,431
3.5% 3/1/52 (j)	4,350,000	4,488,547
3.5% 3/1/52 (j)	1,150,000	1,186,627
3.5% 3/1/52 (j)	950,000	980,257
3.5% 3/1/52 (j)	3,750,000	3,869,437
3.5% 3/1/52 (j)	925,000	954,461
3.5% 4/1/52 (j)	26,150,000	26,894,002
3.5% 4/1/52 (j)	6,800,000	6,993,469
4% 3/1/52 (j)	9,250,000	9,610,818
4% 3/1/52 (j)	1,050,000	1,090,958
4% 3/1/52 (j)	8,400,000	8,727,661
4% 3/1/52 (j)	9,450,000	9,818,619
4% 4/1/52 (j)	11,550,000	11,971,659
4% 4/1/52 (j)	1,450,000	1,502,936
4% 4/1/52 (j)	2,000,000	2,073,015
4.5% 3/1/52 (j)	6,000,000	6,282,936
5% 4/15/33 to 6/20/48	12,336,469	13,348,043
6.5% 3/20/31 to 6/15/37	57,349	64,829
TOTAL GINNIE MAE		1,862,564,327
Uniform Mortgage Backed Securities - 5.5%
1.5% 3/1/37 (j)	35,900,000	34,935,188
1.5% 3/1/37 (j)	8,750,000	8,514,844
1.5% 3/1/37 (j)	1,100,000	1,070,438
1.5% 3/1/37 (j)	2,750,000	2,676,094
1.5% 3/1/37 (j)	16,600,000	16,153,875
1.5% 3/1/37 (j)	3,850,000	3,746,531
1.5% 3/1/37 (j)	19,300,000	18,781,313
1.5% 3/1/37 (j)	4,900,000	4,768,313
1.5% 3/1/52 (j)	18,200,000	16,870,670
1.5% 3/1/52 (j)	2,200,000	2,039,312
1.5% 3/1/52 (j)	9,900,000	9,176,903
1.5% 3/1/52 (j)	20,000,000	18,539,198
1.5% 3/1/52 (j)	16,000,000	14,831,358
1.5% 3/1/52 (j)	7,950,000	7,369,331
1.5% 3/1/52 (j)	16,000,000	14,831,358
1.5% 3/1/52 (j)	7,950,000	7,369,331
1.5% 3/1/52 (j)	16,600,000	15,387,534
1.5% 3/1/52 (j)	8,250,000	7,647,419
1.5% 3/1/52 (j)	7,950,000	7,369,331
1.5% 4/1/52 (j)	5,400,000	4,997,990
1.5% 4/1/52 (j)	2,700,000	2,498,995
2% 3/1/37 (j)	40,300,000	39,991,455
2% 3/1/37 (j)	9,900,000	9,824,204
2% 3/1/37 (j)	27,300,000	27,090,986
2% 3/1/37 (j)	6,600,000	6,549,469
2% 3/1/37 (j)	27,300,000	27,090,986
2% 3/1/37 (j)	6,600,000	6,549,469
2% 3/1/37 (j)	16,200,000	16,075,970
2% 3/1/37 (j)	3,900,000	3,870,141
2% 3/1/37 (j)	10,200,000	10,121,907
2% 3/1/37 (j)	41,300,000	40,983,799
2% 3/1/37 (j)	14,650,000	14,537,837
2% 3/1/37 (j)	60,850,000	60,384,120
2% 4/1/37 (j)	10,200,000	10,103,976
2% 4/1/37 (j)	41,300,000	40,911,198
2% 4/1/37 (j)	32,850,000	32,540,747
2% 4/1/37 (j)	8,100,000	8,023,746
2% 3/1/52 (j)	11,500,000	11,024,863
2% 3/1/52 (j)	46,700,000	44,770,529
2% 3/1/52 (j)	3,400,000	3,259,525
2% 3/1/52 (j)	28,100,000	26,939,012
2% 3/1/52 (j)	19,200,000	18,406,727
2% 3/1/52 (j)	13,300,000	12,750,493
2% 3/1/52 (j)	6,400,000	6,135,576
2% 3/1/52 (j)	70,350,000	67,443,398
2% 3/1/52 (j)	21,550,000	20,659,634
2% 3/1/52 (j)	21,250,000	20,372,029
2% 3/1/52 (j)	79,150,000	75,879,815
2% 3/1/52 (j)	69,600,000	66,724,386
2% 3/1/52 (j)	14,550,000	13,948,848
2% 3/1/52 (j)	13,100,000	12,558,756
2% 3/1/52 (j)	3,400,000	3,259,525
2% 4/1/52 (j)	7,300,000	6,986,985
2% 4/1/52 (j)	29,800,000	28,522,212
2.5% 3/1/37 (j)	8,900,000	9,005,686
2.5% 3/1/37 (j)	33,800,000	34,201,368
2.5% 3/1/52 (j)	19,800,000	19,530,839
2.5% 3/1/52 (j)	19,900,000	19,629,479
2.5% 3/1/52 (j)	2,500,000	2,466,015
2.5% 3/1/52 (j)	2,400,000	2,367,374
2.5% 3/1/52 (j)	24,900,000	24,561,509
2.5% 3/1/52 (j)	6,100,000	6,017,077
2.5% 3/1/52 (j)	103,100,000	101,698,459
2.5% 3/1/52 (j)	20,650,000	20,369,284
2.5% 3/1/52 (j)	7,350,000	7,250,084
2.5% 3/1/52 (j)	1,850,000	1,824,851
2.5% 3/1/52 (j)	7,350,000	7,250,084
2.5% 3/1/52 (j)	1,850,000	1,824,851
2.5% 3/1/52 (j)	102,300,000	100,909,334
2.5% 3/1/52 (j)	22,050,000	21,750,252
2.5% 3/1/52 (j)	51,800,000	51,095,831
2.5% 3/1/52 (j)	11,175,000	11,023,087
2.5% 3/1/52 (j)	15,400,000	15,190,652
2.5% 3/1/52 (j)	3,300,000	3,255,140
2.5% 3/1/52 (j)	27,750,000	27,372,767
2.5% 3/1/52 (j)	5,900,000	5,819,795
2.5% 4/1/52 (j)	68,650,000	67,574,646
2.5% 4/1/52 (j)	13,600,000	13,386,966
3% 3/1/52 (j)	21,400,000	21,609,001
3% 3/1/52 (j)	2,600,000	2,625,393
3% 3/1/52 (j)	2,350,000	2,372,951
3% 3/1/52 (j)	29,400,000	29,687,132
3% 3/1/52 (j)	7,400,000	7,472,271
3% 3/1/52 (j)	7,400,000	7,472,271
3% 3/1/52 (j)	29,400,000	29,687,132
3% 3/1/52 (j)	21,900,000	22,113,884
3% 3/1/52 (j)	5,500,000	5,553,715
3% 3/1/52 (j)	7,100,000	7,169,341
3% 3/1/52 (j)	5,300,000	5,351,762
3% 3/1/52 (j)	40,200,000	40,592,609
3% 3/1/52 (j)	32,700,000	33,019,361
3% 3/1/52 (j)	2,700,000	2,726,369
3.5% 3/1/52 (j)	65,600,000	67,567,987
3.5% 3/1/52 (j)	7,100,000	7,312,999
3.5% 3/1/52 (j)	21,300,000	21,938,996
3.5% 3/1/52 (j)	2,300,000	2,369,000
3.5% 3/1/52 (j)	17,200,000	17,715,997
3.5% 3/1/52 (j)	1,900,000	1,957,000
3.5% 3/1/52 (j)	25,800,000	26,573,995
3.5% 3/1/52 (j)	3,200,000	3,295,999
3.5% 3/1/52 (j)	2,900,000	2,986,999
3.5% 3/1/52 (j)	7,700,000	7,930,998
3.5% 3/1/52 (j)	39,300,000	40,478,992
3.5% 3/1/52 (j)	13,300,000	13,698,997
3.5% 3/1/52 (j)	50,700,000	52,220,990
3.5% 3/1/52 (j)	4,150,000	4,274,499
3.5% 3/1/52 (j)	71,550,000	73,696,486
3.5% 3/1/52 (j)	2,150,000	2,214,500
3.5% 3/1/52 (j)	14,700,000	15,140,997
3.5% 3/1/52 (j)	3,700,000	3,810,999
3.5% 3/1/52 (j)	10,200,000	10,505,998
3.5% 3/1/52 (j)	45,550,000	46,916,491
3.5% 3/1/52 (j)	7,000,000	7,209,999
3.5% 3/1/52 (j)	25,100,000	25,852,995
3.5% 3/1/52 (j)	7,000,000	7,209,999
3.5% 3/1/52 (j)	4,800,000	4,943,999
3.5% 3/1/52 (j)	19,300,000	19,878,996
3.5% 3/1/52 (j)	2,025,000	2,085,750
3.5% 3/1/52 (j)	6,550,000	6,746,499
3.5% 3/1/52 (j)	18,300,000	18,848,996
3.5% 3/1/52 (j)	7,100,000	7,312,999
3.5% 3/1/52 (j)	16,500,000	16,994,997
4% 3/1/52 (j)	30,000,000	31,317,165
4% 3/1/52 (j)	22,350,000	23,331,288
4% 3/1/52 (j)	5,450,000	5,689,285
4% 3/1/52 (j)	22,350,000	23,331,288
4% 3/1/52 (j)	5,450,000	5,689,285
4% 3/1/52 (j)	34,300,000	35,805,959
4% 3/1/52 (j)	26,400,000	27,559,105
4% 3/1/52 (j)	7,200,000	7,516,120
4% 3/1/52 (j)	37,300,000	38,937,675
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,545,567,589
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,219,728,471)		9,089,640,513

Asset-Backed Securities - 2.1%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	7,807,955	6,212,581
Series 2019-1 Class A, 3.844% 5/15/39 (b)	4,331,937	3,836,038
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	8,019,950	7,537,855
Class B, 4.458% 10/16/39 (b)	1,488,945	1,220,133
Series 2021-1A Class A, 2.95% 11/16/41 (b)	11,049,879	10,435,644
Series 2021-2A Class A, 2.798% 1/15/47 (b)	20,850,030	20,197,849
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	4,062,000	4,051,380
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (b)(c)(d)	3,420,000	3,402,644
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.3713% 10/17/34 (b)(c)(d)	7,980,000	7,913,215
Ajax Mortgage Loan Trust Series 2021-C Class A, 2.115% 1/25/61 (b)	3,757,179	3,717,468
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.394% 7/20/34 (b)(c)(d)	8,250,000	8,187,894
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	3,864,539	3,589,571
Class B, 4.335% 1/16/40 (b)	766,953	549,900
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (b)(c)(d)	8,066,000	8,040,842
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3713% 7/15/34 (b)(c)(d)	10,540,000	10,472,755
Ares LVIII CLO LLC Series 2022-58A Class AR, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.330% 1.5112% 1/15/35 (b)(c)(d)	18,170,000	18,165,585
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.3113% 4/15/34 (b)(c)(d)	11,760,000	11,668,590
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4913% 4/17/33 (b)(c)(d)	20,753,000	20,671,337
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/36 (b)(c)(d)	7,970,000	7,934,422
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.474% 1/20/32 (b)(c)(d)	9,220,000	9,180,953
Beechwood Park CLO Ltd.:
Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5713% 1/17/33 (b)(c)(d)	7,381,000	7,381,000
Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 1.3% 1/17/35 (b)(c)(d)	15,590,000	15,586,180
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (b)(c)(d)	11,380,000	11,316,067
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	5,586,651	5,422,257
Class AA, 2.487% 12/16/41 (b)(c)	755,781	741,167
Series 2021-1A Class A, 2.443% 7/15/46 (b)	26,610,763	25,570,279
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 1.1077% 7/25/29 (c)(d)	182,433	182,592
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (b)(c)(d)	10,597,000	10,572,680
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	7,433,661	7,357,671
Class B, 5.095% 4/15/39 (b)	3,098,041	2,867,728
Series 2021-1R Class A, 2.741% 8/15/41 (b)	31,192,040	30,105,868
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	4,053,179	3,951,108
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	3,447,500	3,440,321
Class B, 6.656% 1/15/46 (b)	2,817,190	2,924,144
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (b)(c)(d)	7,910,000	7,858,174
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.32% 4/20/35 (b)(c)(d)(j)	14,330,000	14,322,935
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3877% 10/25/34 (b)(c)(d)	6,880,000	6,807,017
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.424% 10/20/34 (b)(c)(d)	11,410,000	11,333,108
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5369% 10/25/37 (b)(c)(d)	92,904	93,123
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 0.5598% 9/28/30 (c)(d)	96,965	96,912
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.454% 4/20/34 (b)(c)(d)	9,300,000	9,253,082
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.564% 1/20/34 (b)(c)(d)	12,220,000	12,165,865
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (b)	776,403	777,615
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	5,280,960	5,410,344
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	979,875	1,016,650
Class A2II, 4.021% 5/20/49 (b)	737,100	751,547
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)	2,092,300	2,135,129
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 1.3% 4/20/35 (b)(c)(d)(j)	9,710,000	9,707,640
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (b)(c)(d)	7,990,000	7,949,587
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4613% 1/18/32 (b)(c)(d)	7,360,000	7,355,282
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 1.4113% 1/16/32 (b)(c)(d)	2,909,000	2,894,685
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4213% 4/17/33 (b)(c)(d)	7,000,000	6,999,972
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/35 (b)(c)(d)	9,590,000	9,535,960
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.2897% 2/20/35 (b)(c)(d)	6,930,000	6,889,605
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (b)(c)(d)	4,560,000	4,558,427
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 1/15/35 (b)(c)(d)	11,970,000	11,908,055
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4913% 1/15/34 (b)(c)(d)	2,000,000	1,991,970
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (b)	9,843,940	9,708,029
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.358% 7/19/34 (b)(c)(d)	7,180,000	7,114,605
Class AR, 3 month U.S. LIBOR + 1.080% 1.5386% 11/16/34 (b)(c)(d)	11,500,000	11,400,997
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.7796% 11/20/33 (b)(c)(d)	8,920,000	8,898,547
Ford Credit Floorplan Master Owner Trust:
Series 2019-1 Class B, 3.04% 3/15/24	1,170,000	1,171,233
Series 2019-2 Class A, 3.06% 4/15/26	8,253,000	8,456,397
Series 2019-3 Class A1, 2.23% 9/15/24	4,320,000	4,348,152
Series 2019-4 Class A, 2.44% 9/15/26	1,300,000	1,310,158
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	3,007,862	2,868,210
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	4,379,319	4,255,381
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.2485% 10/22/34 (b)(c)(d)	9,130,000	9,078,589
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 1.33% 4/15/35 (b)(c)(d)(j)	19,170,000	19,165,303
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	7,887,000	7,928,825
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4513% 1/15/33 (b)(c)(d)	4,500,000	4,497,075
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1789% 1/22/28 (b)(c)(d)	2,569,958	2,561,194
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.388% 4/19/34 (b)(c)(d)	9,810,000	9,754,328
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 1.1926% 1/22/35 (b)(c)(d)	11,690,000	11,603,599
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.3613% 7/15/34 (b)(c)(d)	7,360,000	7,305,374
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.394% 10/20/34 (b)(c)(d)	3,092,000	3,072,984
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 1.0413% 1/18/28 (b)(c)(d)	7,986,675	7,974,335
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 1.251% 1/25/35 (b)(c)(d)	9,420,000	9,337,792
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.2313% 1/15/34 (b)(c)(d)	8,400,000	8,399,437
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	35,490,867	34,364,224
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	14,524,585	14,415,877
Series 2022-1A Class A, 1.36% 4/15/32 (b)	18,400,000	18,385,939
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	1,577,044	1,600,222
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.324% 10/20/30 (b)(c)(d)	10,553,000	10,494,452
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.384% 10/20/34 (b)(c)(d)	5,068,000	5,031,673
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	18,846,380	18,769,298
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	9,720,000	9,751,606
Class A2II, 4.008% 12/5/51 (b)	9,720,000	9,553,910
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	6,712,812	6,591,745
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	6,602,162	6,436,680
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.374% 4/20/34 (b)(c)(d)	12,190,000	12,127,697
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (b)(c)(d)	15,740,000	15,736,175
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	19,218,636	18,421,138
Class B, 4.335% 3/15/40 (b)	853,777	709,985
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	8,715,000	8,823,592
1.884% 7/15/50 (b)	4,275,000	4,178,653
2.328% 7/15/52 (b)	3,269,000	3,193,938
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.6728% 12/15/27 (b)(c)(d)	291,386	291,322
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	10,963,333	10,447,874
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.85% 4/23/35 (b)(c)(d)(j)	15,650,000	15,642,175
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (b)(c)(d)	1,769,000	1,762,609
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.334% 4/20/33 (b)(c)(d)	7,300,000	7,232,190
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0469% 9/25/34 (c)(d)	7,249	7,179
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	9,014,024	8,812,659
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	19,225,041	18,644,798
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6411% 3/25/58 (b)(c)	792,563	809,859
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.776% 4/6/42 (b)(c)(d)	778,000	575,810
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	679,007	675,039
Series 2021-2 Class A, 0.91% 6/20/31 (b)	11,936,320	11,853,586
Series 2021-3 Class A, 0.83% 7/20/31 (b)	20,982,452	20,784,619
Series 2021-4 Class A, 0.84% 9/20/31 (b)	28,039,635	27,615,440
Series 2021-5 Class A, 1.31% 11/20/31 (b)	20,164,043	19,926,543
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.408% 7/19/34 (b)(c)(d)	7,780,000	7,734,308
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (b)(c)(d)	13,570,000	13,479,122
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 7/16/34 (b)(c)(d)	7,590,000	7,541,432
TOTAL ASSET-BACKED SECURITIES (Cost $980,714,122)		968,852,314

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.7%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)	16,615,990	15,863,937
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	17,722,000	17,722,124
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	6,660,611	6,565,178
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	15,416,549	15,631,300
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	12,946,778	12,849,485
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	7,281,271	7,236,821
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	9,002,193	8,957,017
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	11,929,994	11,805,512
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	4,942,294	4,918,548
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)	39,799	39,569
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (b)	10,145,101	10,007,653
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4082% 5/27/37 (b)(c)(d)	55,857	55,023
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(d)(k)	552,731	55
Class AA1, 1 month U.S. LIBOR + 0.280% 0.4082% 5/27/37 (b)(c)(d)	728,073	694,620
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	3,913,432	3,882,282
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.5998% 11/25/24 (b)(c)	38,000,000	37,999,977
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(c)	9,300,000	9,335,563
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	3,186,896	3,253,148
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	4,779,989	4,886,982
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	10,937,258	10,702,460
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	23,437,319	23,230,236
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	30,082,509	29,908,996
Preston Ridge Partners Mortgage Trust:
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	12,531,113	12,314,692
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	4,982,008	4,863,126
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	23,468,509	23,206,124
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	5,498,794	5,421,154
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (c)(d)	1,487	1,450
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8269% 9/25/43 (c)(d)	73,462	71,604
Towd Point Mortgage Trust sequential payer Series 2021-1 Class A1, 2.25% 11/25/61 (b)(c)	43,481,572	43,228,557
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.3798% 9/25/33 (c)	8,429	8,301
TOTAL PRIVATE SPONSOR		324,661,494
U.S. Government Agency - 0.3%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9869% 2/25/32 (c)(d)	2,598	2,642
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1367% 3/18/32 (c)(d)	4,818	4,917
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1869% 4/25/32 (c)(d)	5,479	5,607
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1869% 10/25/32 (c)(d)	7,187	7,342
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9369% 1/25/32 (c)(d)	2,592	2,632
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9131% 12/25/33 (c)(l)(m)	101,625	23,007
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.4931% 11/25/36 (c)(l)(m)	66,437	11,362
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 0.4869% 1/25/43 (c)(d)	610,438	611,171
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 0.5369% 5/25/47 (c)(d)	1,246,426	1,248,947
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 0.4869% 5/25/48 (c)(d)	708,423	708,153
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 0.4869% 6/25/48 (c)(d)	1,709,050	1,708,729
Series 2019-23 Class FC, 1 month U.S. LIBOR + 0.450% 0.6369% 5/25/49 (c)(d)	10,563,785	10,639,087
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	260	264
Series 1993-207 Class H, 6.5% 11/25/23	11,239	11,494
Series 1996-28 Class PK, 6.5% 7/25/25	4,469	4,583
Series 1999-17 Class PG, 6% 4/25/29	39,499	42,451
Series 1999-32 Class PL, 6% 7/25/29	43,789	47,233
Series 1999-33 Class PK, 6% 7/25/29	32,914	35,502
Series 2001-52 Class YZ, 6.5% 10/25/31	4,918	5,309
Series 2003-28 Class KG, 5.5% 4/25/23	4,320	4,414
Series 2005-102 Class CO 11/25/35 (n)	17,577	15,921
Series 2005-39 Class TE, 5% 5/25/35	17,280	18,854
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.0642% 8/25/35 (c)(m)	4,987	6,199
Series 2005-81 Class PC, 5.5% 9/25/35	48,665	53,371
Series 2006-12 Class BO 10/25/35 (n)	79,859	72,540
Series 2006-15 Class OP 3/25/36 (n)	91,735	81,816
Series 2006-37 Class OW 5/25/36 (n)	9,011	7,863
Series 2006-45 Class OP 6/25/36 (n)	28,724	25,115
Series 2006-62 Class KP 4/25/36 (n)	47,022	42,162
Series 2012-149:
Class DA, 1.75% 1/25/43	132,681	130,557
Class GA, 1.75% 6/25/42	144,400	142,513
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	6,209	6,668
Series 1999-25 Class Z, 6% 6/25/29	28,045	29,664
Series 2001-20 Class Z, 6% 5/25/31	44,074	47,769
Series 2001-31 Class ZC, 6.5% 7/25/31	22,415	23,954
Series 2002-16 Class ZD, 6.5% 4/25/32	13,635	14,751
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3631% 11/25/32 (c)(l)(m)	41,467	4,034
Series 2012-67 Class AI, 4.5% 7/25/27 (l)	63,014	3,058
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4531% 12/25/36 (c)(l)(m)	52,111	10,707
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2531% 5/25/37 (c)(l)(m)	25,526	5,343
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.2713% 9/25/23 (c)(m)	754	814
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9131% 3/25/33 (c)(l)(m)	7,470	1,515
Series 2005-72 Class ZC, 5.5% 8/25/35	369,648	391,137
Series 2005-79 Class ZC, 5.9% 9/25/35	222,073	246,560
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.4988% 6/25/37 (c)(m)	31,042	57,754
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.4788% 7/25/37 (c)(m)	31,904	59,514
Class SB, 39.600% - 1 month U.S. LIBOR 38.4788% 7/25/37 (c)(m)	10,225	16,516
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1631% 3/25/38 (c)(l)(m)	171,172	30,595
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8631% 12/25/40 (c)(l)(m)	172,575	27,211
Class ZA, 4.5% 12/25/40	67,016	75,493
Series 2010-139 Class NI, 4.5% 2/25/40 (l)	70,608	2,788
Series 2010-150 Class ZC, 4.75% 1/25/41	728,275	809,630
Series 2010-95 Class ZC, 5% 9/25/40	1,606,326	1,779,975
Series 2011-39 Class ZA, 6% 11/25/32	110,859	122,282
Series 2011-4 Class PZ, 5% 2/25/41	234,538	254,021
Series 2011-67 Class AI, 4% 7/25/26 (l)	19,029	746
Series 2011-83 Class DI, 6% 9/25/26 (l)	2,670	34
Series 2012-100 Class WI, 3% 9/25/27 (l)	411,253	26,905
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4631% 12/25/30 (c)(l)(m)	73,924	2,895
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3631% 6/25/41 (c)(l)(m)	59,224	1,798
Series 2013-133 Class IB, 3% 4/25/32 (l)	167,288	6,288
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8631% 1/25/44 (c)(l)(m)	108,428	20,232
Series 2013-44 Class DJ, 1.85% 5/25/33	8,801,480	8,686,641
Series 2013-51 Class GI, 3% 10/25/32 (l)	112,193	7,632
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5331% 6/25/35 (c)(l)(m)	146,521	22,442
Series 2015-42 Class IL, 6% 6/25/45 (l)	730,349	139,959
Series 2015-70 Class JC, 3% 10/25/45	809,419	829,301
Series 2017-30 Class AI, 5.5% 5/25/47 (l)	364,445	70,704
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (l)	24,515	4,317
Series 343 Class 16, 5.5% 5/25/34 (l)	21,556	3,485
Series 348 Class 14, 6.5% 8/25/34 (c)(l)	19,200	4,086
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)	12,050	2,162
Class 13, 6% 3/25/34 (l)	17,482	3,107
Series 359 Class 19, 6% 7/25/35 (c)(l)	10,363	2,032
Series 384 Class 6, 5% 7/25/37 (l)	101,310	17,739
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9911% 1/15/32 (c)(d)	2,000	2,036
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0911% 3/15/32 (c)(d)	2,944	3,004
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1911% 3/15/32 (c)(d)	2,952	3,015
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0911% 6/15/31 (c)(d)	5,270	5,363
Class FG, 1 month U.S. LIBOR + 0.900% 1.0911% 3/15/32 (c)(d)	1,651	1,682
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 0.5411% 8/15/47 (c)(d)	669,312	670,863
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4411% 5/15/37 (c)(d)	117,983	118,364
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	49,756	53,754
Series 2101 Class PD, 6% 11/15/28	3,113	3,362
Series 2104 Class PG, 6% 12/15/28	3,603	3,894
Series 2121 Class MG, 6% 2/15/29	19,434	20,976
Series 2131 Class BG, 6% 3/15/29	109,950	118,903
Series 2137 Class PG, 6% 3/15/29	18,106	19,589
Series 2154 Class PT, 6% 5/15/29	38,828	42,020
Series 2162 Class PH, 6% 6/15/29	7,140	7,685
Series 2520 Class BE, 6% 11/15/32	53,136	58,789
Series 2693 Class MD, 5.5% 10/15/33	220,437	233,572
Series 2802 Class OB, 6% 5/15/34	60,476	65,731
Series 3002 Class NE, 5% 7/15/35	124,261	133,990
Series 3110 Class OP 9/15/35 (n)	40,199	38,209
Series 3119 Class PO 2/15/36 (n)	111,863	99,411
Series 3121 Class KO 3/15/36 (n)	17,261	15,512
Series 3123 Class LO 3/15/36 (n)	62,805	55,936
Series 3145 Class GO 4/15/36 (n)	64,781	57,925
Series 3189 Class PD, 6% 7/15/36	107,063	120,037
Series 3225 Class EO 10/15/36 (n)	33,885	29,870
Series 3258 Class PM, 5.5% 12/15/36	43,000	47,358
Series 3415 Class PC, 5% 12/15/37	46,838	50,430
Series 3806 Class UP, 4.5% 2/15/41	214,527	227,456
Series 3832 Class PE, 5% 3/15/41	520,353	561,407
Series 4135 Class AB, 1.75% 6/15/42	108,312	107,020
Series 4765 Class PE, 3% 12/15/41	74,523	74,931
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,663	1,797
Series 2135 Class JE, 6% 3/15/29	13,578	14,563
Series 2274 Class ZM, 6.5% 1/15/31	13,932	14,853
Series 2281 Class ZB, 6% 3/15/30	23,623	25,429
Series 2303 Class ZV, 6% 4/15/31	10,435	11,332
Series 2357 Class ZB, 6.5% 9/15/31	88,544	97,981
Series 2502 Class ZC, 6% 9/15/32	27,464	30,352
Series 2519 Class ZD, 5.5% 11/15/32	29,714	32,458
Series 2546 Class MJ, 5.5% 3/15/23	2,915	2,978
Series 2601 Class TB, 5.5% 4/15/23	1,348	1,378
Series 2998 Class LY, 5.5% 7/15/25	13,239	14,134
Series 3871 Class KB, 5.5% 6/15/41	603,240	672,019
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4089% 2/15/36 (c)(l)(m)	34,004	5,458
Series 1658 Class GZ, 7% 1/15/24	2,862	3,000
Series 2013-4281 Class AI, 4% 12/15/28 (l)	173,469	5,836
Series 2017-4683 Class LM, 3% 5/15/47	1,031,081	1,051,279
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0089% 11/15/31 (c)(l)(m)	18,341	1,753
Series 2587 Class IM, 6.5% 3/15/33 (l)	3,576	708
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.5576% 8/15/24 (c)(m)	2	2
Class SD, 86.400% - 1 month U.S. LIBOR 83.9652% 8/15/24 (c)(m)	3	4
Series 2933 Class ZM, 5.75% 2/15/35	502,637	561,466
Series 2935 Class ZK, 5.5% 2/15/35	438,687	483,573
Series 2947 Class XZ, 6% 3/15/35	204,632	228,206
Series 2996 Class ZD, 5.5% 6/15/35	327,618	361,491
Series 3237 Class C, 5.5% 11/15/36	490,200	534,001
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4689% 11/15/36 (c)(l)(m)	152,843	29,477
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5589% 3/15/37 (c)(l)(m)	222,306	48,732
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5689% 4/15/37 (c)(l)(m)	320,755	63,414
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.3889% 6/15/37 (c)(l)(m)	116,147	19,858
Series 3949 Class MK, 4.5% 10/15/34	90,000	95,606
Series 4055 Class BI, 3.5% 5/15/31 (l)	184,449	7,319
Series 4149 Class IO, 3% 1/15/33 (l)	57,828	5,194
Series 4314 Class AI, 5% 3/15/34 (l)	60,910	2,998
Series 4427 Class LI, 3.5% 2/15/34 (l)	436,816	36,884
Series 4471 Class PA 4% 12/15/40	471,874	489,704
target amortization class Series 2156 Class TC, 6.25% 5/15/29	16,899	17,988
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0063% 2/15/24 (c)(d)	3,176	3,187
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	4,602	4,897
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	12,271	13,203
Series 2056 Class Z, 6% 5/15/28	32,754	35,335
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 0.4911% 5/15/48 (c)(d)	1,103,269	1,102,218
Series 4386 Class AZ, 4.5% 11/15/40	1,016,339	1,088,858
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	7,724,166	7,926,820
Series 2018-4 Class MA, 3.5% 3/25/58	2,995,377	3,080,411
Series 2019-1 Class MA, 3.5% 7/25/58	5,158,880	5,275,542
Series 2018-3 Class M55D, 4% 8/25/57	425,570	455,579
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5643% 6/16/37 (c)(l)(m)	62,993	11,734
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6579% 3/20/60 (c)(d)(o)	755,155	756,810
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4379% 7/20/60 (c)(d)(o)	111,368	111,172
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4013% 9/20/60 (c)(d)(o)	132,962	132,645
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4013% 8/20/60 (c)(d)(o)	118,013	117,737
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4813% 12/20/60 (c)(d)(o)	279,669	279,469
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 12/20/60 (c)(d)(o)	286,757	287,169
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 2/20/61 (c)(d)(o)	310,195	310,617
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5913% 2/20/61 (c)(d)(o)	473,815	474,356
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6013% 4/20/61 (c)(d)(o)	265,519	265,947
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6013% 5/20/61 (c)(d)(o)	421,538	422,170
Class FC, 1 month U.S. LIBOR + 0.500% 0.6013% 5/20/61 (c)(d)(o)	314,142	314,637
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6313% 6/20/61 (c)(d)(o)	371,717	372,429
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6513% 9/20/61 (c)(d)(o)	1,008,202	1,010,681
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7013% 10/20/61 (c)(d)(o)	421,101	422,459
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 11/20/61 (c)(d)(o)	421,822	423,958
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8013% 1/20/62 (c)(d)(o)	254,564	255,755
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 1/20/62 (c)(d)(o)	363,785	365,204
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7313% 3/20/62 (c)(d)(o)	231,597	232,581
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7513% 5/20/61 (c)(d)(o)	7,083	7,121
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7013% 1/20/64 (c)(d)(o)	300,872	301,670
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7013% 12/20/63 (c)(d)(o)	1,267,815	1,270,739
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6013% 6/20/64 (c)(d)(o)	320,976	321,415
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4013% 3/20/65 (c)(d)(o)	3,266	3,259
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3813% 5/20/63 (c)(d)(o)	6,952	6,929
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3013% 4/20/63 (c)(d)(o)	6,496	6,466
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5013% 12/20/62 (c)(d)(o)	18,951	18,924
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.4117% 10/20/47 (c)(d)	809,030	808,019
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.5117% 11/20/48 (c)(d)	1,469,292	1,477,357
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4617% 5/20/48 (c)(d)	752,221	752,677
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4617% 6/20/48 (c)(d)	973,675	974,641
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4617% 6/20/48 (c)(d)	817,422	820,036
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.6117% 12/20/49 (c)(d)	10,485,485	10,571,085
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.6117% 2/20/49 (c)(d)	2,861,090	2,884,606
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5617% 3/20/50 (c)(d)	9,641,997	9,685,470
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6766% 12/20/40 (c)(m)	565,781	615,358
Series 2011-136 Class WI, 4.5% 5/20/40 (l)	25,527	1,655
Series 2016-69 Class WA, 3% 2/20/46	377,797	385,646
Series 2017-134 Class BA, 2.5% 11/20/46	149,352	151,048
Series 2017-153 Class GA, 3% 9/20/47	1,283,822	1,307,523
Series 2017-182 Class KA, 3% 10/20/47	1,021,637	1,041,280
Series 2018-13 Class Q, 3% 4/20/47	1,345,417	1,369,821
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	182,120	189,200
Series 2010-160 Class DY, 4% 12/20/40	1,246,789	1,295,800
Series 2010-170 Class B, 4% 12/20/40	280,319	291,396
Series 2017-139 Class BA, 3% 9/20/47	3,903,322	3,990,807
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3743% 5/16/34 (c)(l)(m)	45,099	6,966
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0743% 8/17/34 (c)(l)(m)	33,507	6,540
Series 2010-116 Class QB, 4% 9/16/40	92,752	96,932
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8243% 2/16/40 (c)(l)(m)	229,004	30,639
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4379% 5/20/60 (c)(d)(o)	335,152	334,568
Series 2011-52 Class HI, 7% 4/16/41 (l)	41,173	7,410
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9383% 7/20/41 (c)(l)(m)	108,862	19,122
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5743% 6/16/42 (c)(l)(m)	144,496	25,527
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.4511% 4/20/39 (c)(m)	11,419	11,525
Series 2013-149 Class MA, 2.5% 5/20/40	1,189,695	1,220,896
Series 2014-2 Class BA, 3% 1/20/44	2,349,219	2,396,322
Series 2014-21 Class HA, 3% 2/20/44	865,357	882,519
Series 2014-25 Class HC, 3% 2/20/44	1,482,665	1,498,182
Series 2014-5 Class A, 3% 1/20/44	1,309,693	1,322,869
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)	11,166	11,225
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.87% 5/20/66 (c)(d)(o)	2,303,498	2,290,479
Series 2017-186 Class HK, 3% 11/16/45	1,262,929	1,285,239
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.72% 8/20/66 (c)(d)(o)	2,742,076	2,718,873
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2429% 5/20/65 (c)(o)	56,330	58,077
TOTAL U.S. GOVERNMENT AGENCY		117,948,772
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $446,543,834)		442,610,266

Commercial Mortgage Securities - 3.7%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.25% 1/15/39 (b)(c)(d)	10,929,000	10,834,924
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 1.65% 1/15/39 (b)(c)(d)	2,064,000	2,042,521
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.25% 1/15/39 (b)(c)(d)	1,474,000	1,458,886
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	10,500,000	10,466,722
Class ANM, 3.112% 11/5/32 (b)	5,768,000	5,738,466
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,295,000	1,269,989
Class CNM, 3.7186% 11/5/32 (b)(c)	536,000	516,482
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,901,000	3,031,884
Series 2019-BN21 Class A5, 2.851% 10/17/52	1,112,000	1,108,676
Series 2020-BN25 Class XB, 0.4398% 1/15/63 (c)(l)	30,600,000	991,064
Series 2021-BN33 Class XA, 1.0613% 5/15/64 (c)(l)	72,501,975	5,353,720
Bayview Commercial Asset Trust floater:
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 0.7869% 11/25/35 (b)(c)(d)	32,125	30,670
Class M1, 1 month U.S. LIBOR + 0.660% 0.8469% 11/25/35 (b)(c)(d)	8,594	7,943
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 0.7719% 1/25/36 (b)(c)(d)	79,752	76,619
Class M1, 1 month U.S. LIBOR + 0.670% 0.8619% 1/25/36 (b)(c)(d)	25,746	24,728
Class M2, 1 month U.S. LIBOR + 0.700% 0.8919% 1/25/36 (b)(c)(d)	9,709	9,300
Class M3, 1 month U.S. LIBOR + 0.750% 0.9369% 1/25/36 (b)(c)(d)	14,130	13,544
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 0.7269% 4/25/36 (b)(c)(d)	13,659	12,968
Class M1, 1 month U.S. LIBOR + 0.570% 0.7569% 4/25/36 (b)(c)(d)	8,259	7,744
Class M2, 1 month U.S. LIBOR + 0.600% 0.7869% 4/25/36 (b)(c)(d)	8,735	7,948
Class M6, 1 month U.S. LIBOR + 0.960% 1.1469% 4/25/36 (b)(c)(d)	8,259	7,327
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 0.6519% 7/25/36 (b)(c)(d)	12,318	11,328
Class M2, 1 month U.S. LIBOR + 0.490% 0.6819% 7/25/36 (b)(c)(d)	8,753	7,920
Class M4, 1 month U.S. LIBOR + 0.630% 0.8169% 7/25/36 (b)(c)(d)	8,266	7,529
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.400% 0.5919% 12/25/36 (b)(c)(d)	176,502	168,474
Class M1, 1 month U.S. LIBOR + 0.430% 0.6219% 12/25/36 (b)(c)(d)	14,185	13,111
Class M3, 1 month U.S. LIBOR + 0.510% 0.6969% 12/25/36 (b)(c)(d)	9,615	8,678
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.4569% 3/25/37 (b)(c)(d)	45,107	42,972
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.4569% 7/25/37 (b)(c)(d)	132,583	127,111
Class A2, 1 month U.S. LIBOR + 0.320% 0.5069% 7/25/37 (b)(c)(d)	124,096	115,485
Class M1, 1 month U.S. LIBOR + 0.370% 0.5569% 7/25/37 (b)(c)(d)	42,273	40,759
Class M2, 1 month U.S. LIBOR + 0.410% 0.5969% 7/25/37 (b)(c)(d)	27,541	24,184
Class M3, 1 month U.S. LIBOR + 0.490% 0.6769% 7/25/37 (b)(c)(d)	31,240	35,710
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4769% 7/25/37 (b)(c)(d)	47,427	44,843
Class M1, 1 month U.S. LIBOR + 0.310% 0.4969% 7/25/37 (b)(c)(d)	25,158	24,031
Class M2, 1 month U.S. LIBOR + 0.340% 0.5269% 7/25/37 (b)(c)(d)	26,843	25,460
Class M3, 1 month U.S. LIBOR + 0.370% 0.5569% 7/25/37 (b)(c)(d)	43,334	39,521
Class M4, 1 month U.S. LIBOR + 0.500% 0.6869% 7/25/37 (b)(c)(d)	68,131	61,745
Class M5, 1 month U.S. LIBOR + 0.600% 0.7869% 7/25/37 (b)(c)(d)	28,725	34,153
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B1 Class ASB, 3.602% 1/15/51	3,507,000	3,645,005
Series 2018-B2 Class ASB, 3.7802% 2/15/51	1,800,000	1,872,521
Series 2018-B4 Class A5, 4.121% 7/15/51	1,260,000	1,352,581
Series 2019-B10 Class A4, 3.717% 3/15/62	2,283,000	2,400,897
Series 2019-B13 Class A4, 2.952% 8/15/57	12,263,000	12,293,025
Series 2018-B8 Class A5, 4.2317% 1/15/52	15,369,000	16,610,462
Series 2019-B12 Class XA, 1.0615% 8/15/52 (c)(l)	75,369,884	4,150,642
Series 2019-B14 Class XA, 0.7822% 12/15/62 (c)(l)	121,536,690	5,104,322
Series 2020-B17 Class XA, 1.418% 3/15/53 (c)(l)	11,978,567	940,828
Series 2020-B18 Class XA, 1.7918% 7/15/53 (c)(l)	20,025,231	2,021,527
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.241% 11/15/28 (b)(c)(d)	6,075,000	6,029,228
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.941% 9/15/26 (b)(c)(d)	19,346,000	18,970,978
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class A, 1 month U.S. LIBOR + 0.670% 0.8621% 3/15/37 (b)(c)(d)	36,615,221	36,291,751
Class E, 1 month U.S. LIBOR + 1.950% 2.1421% 3/15/37 (b)(c)(d)	8,906,225	8,782,920
Class F, 1 month U.S. LIBOR + 2.470% 2.6621% 3/15/37 (b)(c)(d)	2,226,556	2,193,050
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (b)(c)(d)	19,711,000	19,266,848
Class B, 1 month U.S. LIBOR + 0.890% 1.0908% 10/15/36 (b)(c)(d)	2,754,000	2,685,054
Class C, 1 month U.S. LIBOR + 1.090% 1.2906% 10/15/36 (b)(c)(d)	3,686,000	3,575,255
Class D, 1 month U.S. LIBOR + 1.290% 1.4903% 10/15/36 (b)(c)(d)	3,579,000	3,462,525
Class E, 1 month U.S. LIBOR + 1.940% 2.1395% 10/15/36 (b)(c)(d)	11,390,000	11,019,325
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.8433% 5/15/38 (b)(c)(d)	14,550,000	14,241,058
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX INDEX + 1.010% 1.0629% 2/15/39 (b)(c)(d)	27,737,000	27,459,330
Class B, CME TERM SOFR 1 MONTH INDEX INDEX + 1.310% 1.3623% 2/15/39 (b)(c)(d)	7,270,000	7,191,682
Class C, CME TERM SOFR 1 MONTH INDEX + 1.560% 1.6117% 2/15/39 (b)(c)(d)	7,270,000	7,193,702
Class D, CME TERM SOFR 1 MONTH INDEX INDEX + 1.960% 2.0108% 2/15/39 (b)(c)(d)	7,270,000	7,192,364
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.067% 11/15/32 (b)(c)(d)	14,035,000	13,854,855
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.191% 11/15/32 (b)(c)(d)	7,527,922	7,481,160
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.2786% 9/15/37 (b)(c)(d)	10,436,160	10,305,344
Class B, 1 month U.S. LIBOR + 1.320% 1.516% 9/15/37 (b)(c)(d)	4,119,428	3,985,253
Class D, 1 month U.S. LIBOR + 2.620% 2.816% 9/15/37 (b)(c)(d)	1,985,564	1,678,804
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.991% 11/15/35 (b)(c)(d)	2,356,900	2,347,921
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.491% 4/15/34 (b)(c)(d)	4,437,000	4,370,206
Class C, 1 month U.S. LIBOR + 1.600% 1.791% 4/15/34 (b)(c)(d)	2,933,000	2,881,492
Class D, 1 month U.S. LIBOR + 1.900% 2.091% 4/15/34 (b)(c)(d)	3,079,000	3,013,496
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.271% 10/15/36 (b)(c)(d)	3,808,850	3,775,236
Class C, 1 month U.S. LIBOR + 1.250% 1.441% 10/15/36 (b)(c)(d)	4,788,050	4,742,921
Class D, 1 month U.S. LIBOR + 1.450% 1.641% 10/15/36 (b)(c)(d)	6,782,150	6,714,136
Class E, 1 month U.S. LIBOR + 1.800% 1.991% 10/15/36 (b)(c)(d)	9,529,350	9,422,325
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.042% 11/15/38 (b)(c)(d)	18,162,000	17,969,107
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.8269% 10/15/26 (b)(c)(d)	16,987,000	16,604,220
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.8911% 1/15/34 (b)(c)(d)	6,330,000	6,173,376
Series 2021-SOAR Class A, 0.861% 6/15/38 (b)(c)	30,062,000	29,384,571
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.191% 4/15/34 (b)(c)(d)	6,400,000	6,328,061
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.111% 10/15/36 (b)(c)(d)	37,994,512	37,827,853
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 1.261% 12/15/37 (b)(c)(d)	5,200,000	5,160,867
CD Commercial Mortgage Trust sequential payer Series 2017-CD6 Class ASB, 3.332% 11/13/50	17,655,000	18,149,852
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	26,732,342	25,862,073
Class A2, 1.99% 7/15/60 (b)	10,457,665	9,904,783
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	14,120,358	13,437,213
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1411% 11/15/36 (b)(c)(d)	4,222,000	4,169,082
Class B, 1 month U.S. LIBOR + 1.250% 1.4411% 11/15/36 (b)(c)(d)	1,600,000	1,575,936
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.311% 6/15/34 (b)(c)(d)	28,328,229	28,009,928
Class B, 1 month U.S. LIBOR + 1.500% 1.691% 6/15/34 (b)(c)(d)	2,163,210	2,125,231
Class C, 1 month U.S. LIBOR + 1.750% 1.941% 6/15/34 (b)(c)(d)	2,444,160	2,376,730
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.592% 8/15/36 (b)(c)(d)	10,608,136	10,427,743
Class B, 1 month U.S. LIBOR + 1.900% 2.092% 8/15/36 (b)(c)(d)	3,196,572	3,117,285
Class C, 1 month U.S. LIBOR + 2.300% 2.492% 8/15/36 (b)(c)(d)	2,429,590	2,357,377
Class D, 1 month U.S. LIBOR + 3.050% 3.242% 8/15/36 (b)(c)(d)	2,999,710	2,895,919
Citigroup Commercial Mortgage Trust:
sequential payer Series 2017-P7 Class AAB, 3.509% 4/14/50	739,996	758,817
Series 2015-GC33 Class XA, 0.8805% 9/10/58 (c)(l)	1,547,155	41,470
Series 2016-P6 Class XA, 0.5702% 12/10/49 (c)(l)	1,218,578	28,619
Series 2019-GC41 Class XA, 1.0556% 8/10/56 (c)(l)	20,596,606	1,235,658
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	2,137,000	2,200,914
Series 2017-CD4 Class ASB, 3.317% 5/10/50	10,467,000	10,712,882
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,366,000	2,433,826
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	5,200,000	5,349,297
Series 2014-CR20 Class XA, 0.9843% 11/10/47 (c)(l)	358,677	7,562
Series 2014-LC17 Class XA, 0.7008% 10/10/47 (c)(l)	1,122,999	17,052
Series 2014-UBS6 Class XA, 0.8554% 12/10/47 (c)(l)	877,120	17,330
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.421% 5/15/36 (b)(c)(d)	6,081,000	6,019,978
Class C, 1 month U.S. LIBOR + 1.430% 1.621% 5/15/36 (b)(c)(d)	1,603,000	1,586,916
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	3,486,808	3,403,254
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	4,971,000	4,998,796
Class B, 4.5349% 4/15/36 (b)	1,471,000	1,463,138
Class C, 4.782% 4/15/36 (b)(c)	955,000	943,825
Class D, 4.782% 4/15/36 (b)(c)	1,909,000	1,843,395
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	4,803,000	4,908,227
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (b)(c)(d)	25,278,000	24,756,570
Class B, 1 month U.S. LIBOR + 1.120% 1.3122% 11/15/38 (b)(c)(d)	6,150,000	6,019,448
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.272% 7/15/38 (b)(c)(d)	15,300,831	15,153,671
Class B, 1 month U.S. LIBOR + 1.380% 1.572% 7/15/38 (b)(c)(d)	4,194,187	4,144,201
Class C, 1 month U.S. LIBOR + 1.700% 1.892% 7/15/38 (b)(c)(d)	3,140,671	3,103,234
Class D, 1 month U.S. LIBOR + 2.250% 2.442% 7/15/38 (b)(c)(d)	7,935,163	7,831,043
Freddie Mac:
floater:
Series 2021-F104 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2987% 1/25/31 (c)(d)	21,652,565	21,652,565
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2987% 2/25/31 (c)(d)	28,126,790	28,081,230
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2787% 4/25/31 (c)(d)	14,889,000	14,839,737
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2787% 5/25/28 (c)(d)	13,658,060	13,658,060
Series 2021-F114 Class A/S, 0.2687% 5/25/31 (c)	65,899,000	65,842,986
Series 2021-F115 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2587% 6/25/31 (c)(d)	76,336,343	76,217,510
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2487% 8/25/31 (c)(d)	21,177,000	21,050,533
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.2287% 8/25/28 (c)(d)	24,572,000	24,423,838
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2687% 10/25/31 (c)(d)	121,900,000	121,688,138
sequential payer Series 2021-K136 Class A2, 2.127% 11/25/31	10,700,000	10,462,311
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.891% 9/15/31 (b)(c)(d)	13,251,872	13,124,037
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.29% 10/15/31 (b)(c)(d)	3,300,000	3,258,552
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.141% 10/15/36 (b)(c)(d)	10,697,000	10,582,758
Class B, 1 month U.S. LIBOR + 1.150% 1.341% 10/15/36 (b)(c)(d)	1,654,000	1,631,411
Class C, 1 month U.S. LIBOR + 1.550% 1.741% 10/15/36 (b)(c)(d)	1,363,000	1,343,389
sequential payer:
Series 2014-GC18 Class AAB, 3.648% 1/10/47	762,969	775,097
Series 2016-GC34 Class AAB, 3.278% 10/10/48	2,017,125	2,047,625
Series 2011-GC5 Class A/S, 5.1577% 8/10/44 (b)(c)	10,111,719	10,137,728
Series 2013-GC16 Class A/S, 4.649% 11/10/46	2,932,000	3,020,375
Series 2015-GC30 Class A/S, 3.777% 5/10/50	2,577,000	2,631,977
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	24,200,000	22,862,756
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	4,614,000	4,679,139
Series 2013-C17 Class A/S, 4.4584% 1/15/47	9,500,000	9,786,563
JPMDB Commercial Mortgage Securities Trust sequential payer:
Series 2017-C5 Class ASB, 3.4919% 3/15/50	3,236,000	3,310,045
Series 2018-C8 Class ASB, 4.145% 6/15/51	8,779,000	9,335,221
Series 2019-COR6 Class A4, 3.0565% 11/13/52	2,872,000	2,893,884
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	600,000	600,956
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.191% 9/15/29 (b)(c)(d)	5,508,014	5,452,633
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	7,200,000	7,242,139
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)	6,783,000	6,810,289
Series 2012-CBX Class A/S, 4.2707% 6/15/45	31,528,000	31,623,221
Series 2013-C16 Class A/S, 4.5169% 12/15/46	7,001,000	7,203,257
Series 2013-LC11 Class A/S, 3.216% 4/15/46	5,691,000	5,714,789
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	84,000	85,767
Class CFX, 4.9498% 7/5/33 (b)	767,000	782,125
Class DFX, 5.3503% 7/5/33 (b)	1,370,000	1,393,458
Class EFX, 5.5422% 7/5/33 (b)	1,614,000	1,624,817
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.891% 3/15/38 (b)(c)(d)	21,056,204	20,634,340
Class B, 1 month U.S. LIBOR + 0.880% 1.071% 3/15/38 (b)(c)(d)	2,889,932	2,821,182
Class C, 1 month U.S. LIBOR + 1.100% 1.291% 3/15/38 (b)(c)(d)	2,003,293	1,948,110
Class D, 1 month U.S. LIBOR + 1.400% 1.591% 3/15/38 (b)(c)(d)	2,785,737	2,698,680
Class E, 1 month U.S. LIBOR + 1.750% 1.941% 3/15/38 (b)(c)(d)	2,433,834	2,360,702
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.891% 7/15/38 (b)(c)(d)	8,363,000	8,185,432
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.992% 4/15/38 (b)(c)(d)	34,600,000	34,102,196
Morgan Stanley BAML Trust:
sequential payer:
Series 2016-C28 Class A3, 3.272% 1/15/49	5,368,278	5,432,609
Series 2017-C33 Class A4, 3.337% 5/15/50	13,400,000	13,637,607
Series 2012-C5 Class A/S, 3.792% 8/15/45	6,800,000	6,820,533
Series 2012-C6 Class A/S, 3.476% 11/15/45	8,330,000	8,369,146
Series 2015-C25 Class XA, 1.0466% 10/15/48 (c)(l)	904,192	25,836
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 1.041% 8/15/33 (b)(c)(d)	172,299	171,123
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (b)(c)(d)	9,700,000	9,594,878
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	16,247,000	16,287,174
Series 2018-H4 Class A4, 4.31% 12/15/51	2,991,000	3,236,796
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	1,783,000	1,754,116
Class C, 3.1771% 11/10/36 (b)(c)	1,712,000	1,662,656
Series 2021-L6 Class XA, 1.2365% 6/15/54 (c)(l)	26,655,430	2,143,694
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	29,460,000	29,470,682
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 1.391% 12/15/35 (b)(c)(d)	20,822,000	20,584,473
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 0.675% 10/15/36 (b)(c)(d)	37,834,000	36,352,591
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.9617% 12/15/37 (b)(c)(d)	4,403,000	4,378,905
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5537% 12/15/37 (b)(c)(d)	3,702,402	3,695,441
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.992% 4/15/36 (b)(c)(d)	23,000,000	22,682,683
SLG Office Trust Series 2021-OVA Class X, 0.258% 7/15/41 (b)(c)(l)	213,942,750	4,230,803
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX INDEX + 2.000% 2.05% 2/15/39 (b)(c)(d)	4,954,000	4,930,680
Class C, CME TERM SOFR 1 MONTH INDEX INDEX + 2.650% 2.7% 2/15/39 (b)(c)(d)	2,576,000	2,563,877
SREIT Trust floater:
Series 2021-IND Class A, 1 month U.S. LIBOR + 0.700% 0.891% 10/15/38 (b)(c)(d)	3,400,000	3,299,893
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (b)(c)(d)	17,028,000	16,686,984
Class B, 1 month U.S. LIBOR + 1.070% 1.2709% 11/15/38 (b)(c)(d)	9,752,000	9,556,681
Class C, 1 month U.S. LIBOR + 1.320% 1.5201% 11/15/38 (b)(c)(d)	5,710,000	5,588,788
Class D, 1 month U.S. LIBOR + 1.570% 1.7693% 11/15/38 (b)(c)(d)	3,430,000	3,357,183
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	1,400,000	1,437,071
Series 2017-C7 Class ASB, 3.586% 12/15/50	1,000,000	1,035,189
Series 2012-C1 Class A/S, 4.171% 5/10/45	353,472	353,332
Series 2017-C7 Class XA, 1.0116% 12/15/50 (c)(l)	1,203,583	53,287
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9127% 4/10/46 (b)(c)(d)	106,791	106,382
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (b)	4,200,000	4,224,212
Series 2012-C3 Class A/S, 3.814% 8/10/49 (b)	12,000,000	12,069,655
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	8,020,000	7,475,850
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	470,000	434,430
Class X, 0.4294% 10/10/42 (b)(c)(l)	27,100,000	866,607
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.391% 5/15/31 (b)(c)(d)	16,435,000	16,280,680
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	11,250,000	11,417,163
Series 2015-C29 Class ASB, 3.4% 6/15/48	3,988,126	4,063,348
Series 2016-LC24 Class A3, 2.684% 10/15/49	4,700,000	4,650,591
Series 2017-C40 Class ASB, 3.395% 10/15/50	1,000,000	1,026,273
Series 2018-C44 Class ASB, 4.167% 5/15/51	1,000,000	1,059,514
Series 2019-C52 Class A5, 2.892% 8/15/52	3,829,000	3,821,237
Series 2019-C54 Class ASB, 3.063% 12/15/52	1,000,000	1,027,535
Series 2015-SG1 Class ASB, 3.556% 9/15/48	3,484,339	3,557,781
Series 2017-C42 Class XA, 0.8736% 12/15/50 (c)(l)	1,441,349	62,911
Series 2018-C46 Class XA, 0.9348% 8/15/51 (c)(l)	37,713,372	1,466,236
Series 2018-C48 Class A5, 4.302% 1/15/52	3,836,000	4,161,551
Series 2019-C54 Class XA, 0.8352% 12/15/52 (c)(l)	63,531,112	3,398,165
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A/S, 3.66% 8/15/45	5,036,000	5,054,464
Series 2012-C9 Class A/S, 3.388% 11/15/45	1,300,000	1,307,468
Series 2013-C12 Class A/S, 3.56% 3/15/48	17,361,000	17,562,776
Series 2013-C16 Class A/S, 4.668% 9/15/46 (c)	8,828,629	9,107,894
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,719,641,273)		1,691,420,490

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	4,720,000	4,419,543
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	2,400,364	2,464,820
5.1% 6/1/33	22,095,000	24,375,500
Series 2010-1, 6.63% 2/1/35	2,035,000	2,371,953
Series 2010-3:
6.725% 4/1/35	2,710,000	3,204,787
7.35% 7/1/35	1,385,000	1,674,196
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,609,000	14,181,284
TOTAL MUNICIPAL SECURITIES (Cost $48,850,718)		52,692,083

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
German Federal Republic:
0% 8/15/31 (Reg. S)	EUR	15,925,000	17,730,183
0% 2/15/32 (Reg. S)	EUR	890,000	987,144
1.25% 8/15/48 (Reg. S) (g)	EUR	5,415,000	7,464,265
Kingdom of Saudi Arabia 3.25% 11/17/51 (b)		15,410,000	13,811,213
Panamanian Republic:
3.298% 1/19/33		18,075,000	17,243,550
4.5% 1/19/63		11,905,000	11,178,795
State of Qatar 3.4% 4/16/25 (b)		4,110,000	4,260,015
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $77,010,011)			72,675,165

Common Stocks - 0.0%
	Shares	Value ($)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (k)(p) (Cost $65,550)	4,766	263,846

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	2,954,000	3,028,295
KeyBank NA 6.95% 2/1/28	619,000	747,957
Regions Bank 6.45% 6/26/37	4,251,000	5,559,238
TOTAL BANK NOTES (Cost $8,477,316)		9,335,490

Fixed-Income Funds - 58.0%
	Shares	Value ($)
Bank Loan Funds - 2.4%
Fidelity Advisor Floating Rate High Income Fund Class Z (q)	118,318,668	1,112,195,476
High Yield Fixed-Income Funds - 2.8%
Fidelity Advisor High Income Fund Class Z (q)	37,854,585	313,814,509
Fidelity Advisor New Markets Income Fund Class Z (q)	75,752,462	984,024,482
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,297,838,991
Inflation-Protected Bond Funds - 1.6%
Fidelity Inflation-Protected Bond Index Fund (q)	68,306,280	753,418,267
Intermediate Government Funds - 9.1%
Fidelity Advisor Government Income Fund Class Z (q)	42,175,509	437,360,033
Fidelity SAI U.S. Treasury Bond Index Fund (q)	383,367,134	3,753,164,242
TOTAL INTERMEDIATE GOVERNMENT FUNDS		4,190,524,275
Intermediate-Term Bond Funds - 36.2%
Fidelity Advisor Corporate Bond Fund Class Z (q)	123,093,069	1,445,112,631
Fidelity Advisor Global Credit Fund Class Z (q)	3,212,012	29,678,995
Fidelity Intermediate Bond Fund (q)	85,998,143	925,340,023
Fidelity SAI Total Bond Fund (q)	1,237,159,452	12,495,310,415
Fidelity Sustainability Bond Index Fund (q)	2,390,589	24,670,879
Fidelity U.S. Bond Index Fund (q)	155,164,871	1,793,705,914
TOTAL INTERMEDIATE-TERM BOND FUNDS		16,713,818,857
Long Government Bond Funds - 4.3%
Fidelity SAI Long-Term Treasury Bond Index Fund (q)	187,199,857	2,004,910,465
Sector Funds - 1.6%
Fidelity Advisor Real Estate Income Fund Class Z (q)	54,321,123	711,606,706
TOTAL FIXED-INCOME FUNDS (Cost $27,420,565,892)		26,784,313,037

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 3.875% (Reg. S) (c)(e)	1,100,000	1,227,208
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.5% (Reg. S) (c)(e)	9,200,000	10,485,438
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (c)(e)	5,200,000	5,276,603
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (c)(e)	1,235,000	1,439,895
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(e)	1,200,000	1,375,989
Bank of Nova Scotia:
4.65% (c)(e)	13,095,000	12,525,368
4.9% (c)(e)	9,500,000	9,657,225
Barclays Bank PLC 7.625% 11/21/22	12,633,000	13,095,530
Barclays PLC 5.875% (Reg. S) (c)(e)	1,150,000	1,533,083
BNP Paribas SA 6.625% (Reg. S) (c)(e)	1,485,000	1,536,975
HSBC Holdings PLC 6.375% (c)(e)	1,470,000	1,514,100
Lloyds Banking Group PLC 5.125% (c)(e)	200,000	262,430
Societe Generale 7.875% (Reg. S) (c)(e)	740,000	776,075
		43,716,670
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(e)	4,925,000	5,158,938
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(e)	2,600,000	2,480,075
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(e)	4,750,000	4,765,489
TOTAL FINANCIALS		56,121,172
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (c)	8,300,000	8,946,404
INDUSTRIALS - 0.0%
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (c)(e)	570,000	745,921
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (c)(e)	3,900,000	4,269,019
AT Securities BV 5.25% (Reg. S) (c)(e)	4,750,000	4,744,205
Citycon Oyj 4.496% (Reg. S) (c)(e)	850,000	871,623
CPI Property Group SA 3.75% (Reg. S) (c)(e)	2,370,000	2,198,967
Grand City Properties SA 1.5% (Reg. S) (c)(e)	4,300,000	4,245,790
Heimstaden Bostad AB:
3.248% (Reg. S) (c)(e)	3,735,000	3,919,234
3.625% (Reg. S) (c)(e)	195,000	198,876
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(e)	1,385,000	1,334,633
		21,782,347
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (c)(e)	6,300,000	6,252,750
SSE PLC 3.74% (Reg. S) (c)(e)	1,135,000	1,461,698
		7,714,448
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (c)(e)	520,000	589,190
Veolia Environnement SA 2% (Reg. S) (c)(e)	2,300,000	2,372,034
		2,961,224
TOTAL UTILITIES		10,675,672
TOTAL PREFERRED SECURITIES (Cost $125,301,608)		115,260,765

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (r)	1,156,699,692	1,156,931,032
Fidelity Investments Money Market Government Portfolio Institutional Class 0.16% (q)(s)	742,464,653	742,464,653
TOTAL MONEY MARKET FUNDS (Cost $1,899,395,646)		1,899,395,685

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 3.75% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 36 Index expiring December 2026, paying 5% quarterly. (Cost $413,338)	5/18/22	EUR	19,600,000	372,963

TOTAL INVESTMENT IN SECURITIES - 108.3% (Cost $50,867,973,872)	50,037,437,048
NET OTHER ASSETS (LIABILITIES) - (8.3)% (t)	(3,828,412,100)
NET ASSETS - 100.0%	46,209,024,948

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 3/1/52	(6,400,000)	(6,255,601)
2% 3/1/52	(13,300,000)	(12,999,921)
2.5% 3/1/52	(6,100,000)	(6,095,604)
2.5% 3/1/52	(24,900,000)	(24,882,057)
3% 3/1/52	(21,900,000)	(22,258,867)
3% 3/1/52	(5,500,000)	(5,590,126)
3% 3/1/52	(5,300,000)	(5,386,849)
3% 3/1/52	(7,100,000)	(7,216,345)
3.5% 3/1/52	(7,700,000)	(7,945,243)
3.5% 3/1/52	(39,300,000)	(40,551,697)
3.5% 3/1/52	(1,975,000)	(2,037,903)

TOTAL GINNIE MAE		(141,220,213)

Uniform Mortgage Backed Securities
1.5% 3/1/37	(19,300,000)	(18,781,313)
1.5% 3/1/37	(4,900,000)	(4,768,313)
1.5% 3/1/37	(19,350,000)	(18,829,969)
1.5% 3/1/37	(4,950,000)	(4,816,969)
1.5% 3/1/37	(19,300,000)	(18,781,313)
1.5% 3/1/37	(4,900,000)	(4,768,313)
1.5% 3/1/37	(16,600,000)	(16,153,875)
1.5% 3/1/37	(3,850,000)	(3,746,531)
2% 3/1/37	(41,300,000)	(40,983,799)
2% 3/1/37	(10,200,000)	(10,121,907)
2% 3/1/52	(35,725,000)	(34,248,975)
2% 3/1/52	(8,825,000)	(8,460,384)
2% 3/1/52	(4,750,000)	(4,553,748)
2% 3/1/52	(1,150,000)	(1,102,486)
2% 3/1/52	(10,950,000)	(10,497,587)
2% 3/1/52	(2,700,000)	(2,588,446)
2% 3/1/52	(43,350,000)	(41,558,938)
2% 3/1/52	(15,350,000)	(14,715,795)
2% 3/1/52	(54,300,000)	(52,056,525)
2% 3/1/52	(12,200,000)	(11,695,941)
2% 3/1/52	(7,300,000)	(6,998,391)
2% 3/1/52	(29,800,000)	(28,568,774)
2.5% 3/1/52	(68,650,000)	(67,716,772)
2.5% 3/1/52	(13,600,000)	(13,415,122)
2.5% 3/1/52	(102,800,000)	(101,402,537)
2.5% 3/1/52	(21,750,000)	(21,454,331)
3% 3/1/52	(30,800,000)	(31,100,805)
3% 3/1/52	(4,850,000)	(4,897,367)
3% 3/1/52	(5,450,000)	(5,503,227)
3% 3/1/52	(50,400,000)	(50,892,227)
3% 3/1/52	(1,750,000)	(1,767,091)
3% 3/1/52	(16,400,000)	(16,560,169)
3% 3/1/52	(13,200,000)	(13,328,916)
3% 3/1/52	(1,450,000)	(1,464,161)
3% 3/1/52	(14,750,000)	(14,894,054)
3% 3/1/52	(4,000,000)	(4,039,066)
3% 3/1/52	(14,700,000)	(14,843,566)
3% 3/1/52	(3,700,000)	(3,736,136)
3% 3/1/52	(14,700,000)	(14,843,566)
3% 3/1/52	(3,700,000)	(3,736,136)
3% 3/1/52	(7,400,000)	(7,472,271)
3% 3/1/52	(29,400,000)	(29,687,132)
3.5% 3/1/52	(21,700,000)	(22,350,996)
3.5% 3/1/52	(5,300,000)	(5,458,999)
3.5% 3/1/52	(25,000,000)	(25,749,995)
3.5% 3/1/52	(99,250,000)	(102,227,480)
3.5% 3/1/52	(19,500,000)	(20,084,996)
3.5% 3/1/52	(7,200,000)	(7,415,999)
3.5% 3/1/52	(26,400,000)	(27,191,995)
3.5% 3/1/52	(37,300,000)	(38,418,993)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,030,452,397)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,167,773,573)		(1,171,672,610)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	19	Mar 2022	1,856,476	(68,267)	(68,267)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	1	Mar 2022	221,761	(1)	(1)
TME 10 Year Canadian Note Contracts (Canada)	100	Jun 2022	10,782,643	32,987	32,987

TOTAL BOND INDEX CONTRACTS					(35,281)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,159	Jun 2022	275,137,563	1,869,569	1,869,569
CBOT 2-Year U.S. Treasury Note Contracts (United States)	247	Jun 2022	53,160,961	80,603	80,603
CBOT 5-Year U.S. Treasury Note Contracts (United States)	280	Jun 2022	33,118,750	199,012	199,012
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	119	Jun 2022	16,818,047	164,840	164,840
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	100	Jun 2022	18,593,750	191,185	191,185

TOTAL TREASURY CONTRACTS					2,505,209

TOTAL PURCHASED					2,469,928

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	64	Mar 2022	9,462,274	160,916	160,916
ICE Long Gilt Contracts (United Kingdom)	58	Jun 2022	9,576,486	3,033	3,033

TOTAL BOND INDEX CONTRACTS					163,949

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	109	Jun 2022	23,459,695	(63,104)	(63,104)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	583	Jun 2022	68,957,969	(339,589)	(339,589)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2,129	Jun 2022	333,587,688	(4,387,166)	(4,387,166)

TOTAL TREASURY CONTRACTS					(4,789,859)

TOTAL SOLD					(4,625,910)

TOTAL FUTURES CONTRACTS					(2,155,982)
The notional amount of futures purchased as a percentage of Net Assets is 0.8%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	125,000	USD	140,788	BNP Paribas	3/01/22	(631)
EUR	2,927,000	USD	3,296,826	BNP Paribas	5/12/22	(5,833)
EUR	259,000	USD	292,416	BNP Paribas	5/12/22	(1,208)
EUR	132,000	USD	150,419	Citibank NA	5/12/22	(2,004)
GBP	338,000	USD	453,562	Goldman Sachs Bank USA	5/12/22	(106)
GBP	148,000	USD	198,434	State Street Bank And Trust Co	5/12/22	121
USD	196,770	AUD	275,000	HSBC Bank USA	5/12/22	(3,173)
USD	357,606	CAD	456,000	Royal Bank Of Canada	5/12/22	(2,215)
USD	157,589,710	EUR	138,378,000	JPMorgan Chase Bank, N.A.	5/12/22	2,003,404
USD	128,162	EUR	113,000	JPMorgan Chase Bank, N.A.	5/12/22	1,110
USD	1,202,914	EUR	1,077,000	JPMorgan Chase Bank, N.A.	5/12/22	(8,019)
USD	172,502	GBP	127,000	Bank Of America NA	5/12/22	2,120
USD	59,743,979	GBP	44,157,000	Goldman Sachs Bank USA	5/12/22	503,495

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,487,061

Unrealized Appreciation						2,510,250
Unrealized Depreciation						(23,189)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Barclays PLC	Jun 2027	BNP Paribas SA	(1%)	Quarterly	EUR	2,200,000	(27,299)	46,265	18,966
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,710,000	14,284	9,008	23,292
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		10,240,000	53,973	9,692	63,665
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		10,290,000	54,237	(48,272)	5,965
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		5,120,000	26,988	(29,959)	(2,971)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,100,000	11,404	(11,492)	(88)
Daimler AG	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	2,700,000	(53,230)	68,377	15,147
Intesa Sanpaolo SpA	Dec 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	2,700,000	(21,218)	66,828	45,610
Shell International Finance BV	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	2,700,000	(86,700)	94,915	8,215

TOTAL CREDIT DEFAULT SWAPS							(27,561)	205,362	177,801

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
0.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Mar 2024	54,265,000	(617,605)	0	(617,605)
1%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Mar 2027	33,639,000	(647,803)	0	(647,803)
1.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Mar 2029	14,294,000	(338,545)	0	(338,545)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Mar 2052	3,070,000	(199,133)	0	(199,133)
TOTAL INTEREST RATE SWAPS							(1,803,086)	0	(1,803,086)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,259,743,168 or 7.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $24,923,152.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,591,416.
(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,024,227.
(i)	A portion of the security sold on a delayed delivery basis.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Level 3 security
(l)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(n)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Non-income producing
(q)	Affiliated Fund
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	The rate quoted is the annualized seven-day yield of the fund at period end.
(t)	Includes $250,000 of cash collateral segregated for open bi-lateral over-the-counter (OTC) swaps and forward foreign currency contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	2,065,023,730	5,949,577,898	6,857,670,596	965,104	-	-	1,156,931,032	2.2%
Total	2,065,023,730	5,949,577,898	6,857,670,596	965,104	-	-	1,156,931,032

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Corporate Bond Fund Class Z	-	550,910,612	-	25,910,611	-	(65,404,000)	1,445,112,631
Fidelity Advisor Floating Rate High Income Fund	792,379,385	104,706,150	-	4,706,150	-	(9,935,130)	-
Fidelity Advisor Floating Rate High Income Fund Class Z	-	270,638,520	50,004,196	20,634,324	(375,138)	4,785,885	1,112,195,476
Fidelity Advisor Global Credit Fund Class Z	-	567,752	-	567,753	-	(771,385)	29,678,995
Fidelity Advisor Government Income Fund Class Z	-	551,962,776	100,002,643	1,960,133	(3,431,705)	(11,168,395)	437,360,033
Fidelity Advisor High Income Fund Class Z	-	35,870,903	75,000,000	10,870,903	(3,546,158)	4,382,725	313,814,509
Fidelity Advisor New Markets Income Fund Class Z	-	299,183,367	75,008,406	24,174,960	(5,315,945)	(125,453,876)	984,024,482
Fidelity Advisor Real Estate Income Fund Class I	646,246,691	49,903	-	49,903	-	(71,882,750)	-
Fidelity Advisor Real Estate Income Fund Class Z	-	136,968,883	75,000,000	11,968,884	(2,364,488)	77,588,467	711,606,706
Fidelity Corporate Bond Fund	828,101,099	154,935,371	-	3,935,371	-	(23,430,451)	-
Fidelity Global Credit Fund	30,723,536	113,325	-	113,325	-	(954,233)	-
Fidelity High Income Fund	292,575,915	77,332,952	-	2,332,952	-	(17,801,828)	-
Fidelity Inflation-Protected Bond Index Fund	749,815,600	166,578,132	150,000,000	41,578,131	(4,966,000)	(8,009,465)	753,418,267
Fidelity Intermediate Bond Fund	548,937,405	410,013,312	-	10,013,312	-	(33,610,694)	925,340,023
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	1,590,674,573	8,605,879,384	9,454,089,304	83,422	-	-	742,464,653
Fidelity New Markets Income Fund	711,717,114	180,052,864	-	5,052,864	-	(1,150,636)	-
Fidelity SAI Long-Term Treasury Bond Index Fund	1,166,946,960	2,151,219,359	1,300,000,000	26,219,662	(44,639,845)	31,383,991	2,004,910,465
Fidelity SAI Total Bond Fund	10,738,130,397	2,270,594,113	-	295,594,130	-	(513,414,095)	12,495,310,415
Fidelity SAI U.S. Treasury Bond Index Fund	2,358,068,459	2,515,115,143	1,012,404,939	26,310,354	(55,762,720)	(51,851,701)	3,753,164,242
Fidelity Sustainability Bond Index Fund	25,317,551	284,671	-	284,675	-	(931,343)	24,670,879
Fidelity U.S. Bond Index Fund	1,030,314,170	1,553,192,743	700,634,182	27,558,561	(26,827,031)	(62,339,786)	1,793,705,914
	21,509,948,855	20,036,170,235	12,992,143,670	539,920,380	(147,229,030)	(879,968,700)	27,526,777,690

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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